UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

# John Hancock
# Investment Grade Bond Fund

Quarterly portfolio holdings 2/28/2014

John Hancock
INVESTMENTS

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 35.4%				$76,310,911

(Cost $76,310,668)

U.S. Government 12.2%				26,303,931

U.S. Treasury
Bond	3.750	11/15/43	$5,345,000	5,505,350
Note	1.250	10/31/18	920,000	913,460
Note	1.250	11/30/18	2,650,000	2,627,433
Note	1.375	09/30/18	2,780,000	2,779,783
Note	1.875	06/30/20	8,445,000	8,408,053
Note	2.750	02/15/24	6,020,000	6,069,852

U.S. Government Agency 23.2%				50,006,980

Federal Farm Credit Banks	1.740	03/11/20	1,470,000	1,430,338
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.500	02/01/26	172,160	182,247
30 Yr Pass Thru	6.500	09/01/39	370,165	413,754
30 Yr Pass Thru	3.000	03/01/43	903,724	878,899
30 Yr Pass Thru	5.000	03/01/41	1,330,675	1,462,026
30 Yr Pass Thru	5.000	04/01/41	641,536	702,156
30 Yr Pass Thru	6.500	04/01/39	640,394	714,885
Federal National Mortgage Association
15 Yr Pass Thru	2.500	03/27/23	1,180,000	1,121,412
15 Yr Pass Thru	3.000	07/01/27	707,949	734,773
15 Yr Pass Thru	3.500	02/01/26	164,766	174,735
15 Yr Pass Thru	3.500	03/01/26	1,010,658	1,071,811
15 Yr Pass Thru	3.500	07/01/26	2,082,885	2,206,312
15 Yr Pass Thru	4.000	12/01/24	1,486,727	1,590,622
30 Yr Pass Thru	3.000	10/29/27	585,000	528,101
30 Yr Pass Thru	3.000	12/01/42	2,382,757	2,321,583
30 Yr Pass Thru	3.500	06/01/42	4,346,064	4,415,400
30 Yr Pass Thru	3.500	04/01/43	843,627	856,427
30 Yr Pass Thru	4.000	09/01/41	5,897,021	6,200,389
30 Yr Pass Thru	4.000	10/01/41	87,860	92,298
30 Yr Pass Thru	4.500	08/01/40	4,030,466	4,331,305
30 Yr Pass Thru	4.500	12/01/40	967,961	1,041,421
30 Yr Pass Thru	4.500	05/01/41	1,452,980	1,561,432
30 Yr Pass Thru	4.500	06/01/41	2,120,405	2,282,981
30 Yr Pass Thru	4.500	07/01/41	1,115,943	1,201,505
30 Yr Pass Thru	4.500	11/01/41	392,516	421,814
30 Yr Pass Thru	5.000	04/01/35	246,152	270,498
30 Yr Pass Thru	5.000	09/01/40	1,950,859	2,148,384
30 Yr Pass Thru	5.000	02/01/41	1,046,103	1,153,329
30 Yr Pass Thru	5.000	03/01/41	2,338,270	2,588,173
30 Yr Pass Thru	5.000	04/01/41	406,114	449,835
30 Yr Pass Thru	5.000	05/01/41	2,211,969	2,427,290
30 Yr Pass Thru	5.500	09/01/34	871,102	967,909
30 Yr Pass Thru	5.500	02/01/36	286,398	316,884
30 Yr Pass Thru (P)	5.850	03/01/14	35	37
30 Yr Pass Thru (P)	5.850	06/01/14	726	773
30 Yr Pass Thru	6.000	06/01/40	231,382	257,060
30 Yr Pass Thru	6.500	09/01/37	150,837	169,525
30 Yr Pass Thru	6.500	01/01/39	918,272	1,028,103
30 Yr Pass Thru	6.500	06/01/39	259,628	290,554

1

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 41.7%				$90,093,887

(Cost $86,049,690)

Consumer Discretionary 3.3%				7,201,170

Auto Components 0.5%
BorgWarner, Inc.	4.625	09/15/20	$251,000	265,098
Delphi Corp.	5.000	02/15/23	795,000	847,669

Automobiles 1.4%
Ford Motor Credit Company LLC	5.875	08/02/21	1,761,000	2,033,694
Ford Motor Credit Company LLC	8.000	12/15/16	345,000	405,660
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	185,000	197,907
Nissan Motor Acceptance Corp. (S)	1.950	09/12/17	395,000	398,957

Hotels, Restaurants & Leisure 0.3%
Brinker International, Inc.	2.600	05/15/18	290,000	290,338
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	315,000	346,500

Internet & Catalog Retail 0.2%
QVC, Inc.	4.375	03/15/23	270,000	262,928
QVC, Inc.	5.125	07/02/22	180,000	183,040

Media 0.7%
21st Century Fox America, Inc.	6.150	03/01/37	110,000	126,925
21st Century Fox America, Inc.	6.400	12/15/35	110,000	130,859
CBS Corp.	7.875	07/30/30	560,000	729,438
Myriad International Holdings BV (S)	6.000	07/18/20	200,000	215,500
Time Warner Cable, Inc.	8.250	04/01/19	290,000	365,180

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08/15/36	359,000	401,477

Consumer Staples 0.9%				2,012,199

Beverages 0.1%
Pernod-Ricard SA (S)	5.750	04/07/21	285,000	323,509

Food & Staples Retailing 0.5%
Safeway, Inc. (L)	4.750	12/01/21	105,000	104,826
Safeway, Inc.	5.000	08/15/19	730,000	755,986
WM Wrigley Jr Company (S)	1.400	10/21/16	260,000	261,668

Food Products 0.3%
Bunge, Ltd. Finance Corp.	8.500	06/15/19	455,000	566,210

Energy 4.6%				9,989,103

Energy Equipment & Services 0.3%
CenterPoint Energy Resources Corp.	6.125	11/01/17	266,000	305,339
Rowan Companies, Inc.	4.875	06/01/22	285,000	295,884

Oil, Gas & Consumable Fuels 4.3%
Anadarko Petroleum Corp.	8.700	03/15/19	400,000	511,257
Boardwalk Pipelines LP	5.500	02/01/17	170,000	184,324
CNOOC Finance 2013, Ltd.	3.000	05/09/23	205,000	185,763
Continental Resources, Inc.	5.000	09/15/22	400,000	419,000
DCP Midstream LLC (S)	9.750	03/15/19	375,000	482,389
DCP Midstream Operating LP	2.500	12/01/17	340,000	348,616
DCP Midstream Operating LP	3.875	03/15/23	185,000	179,372
Ecopetrol SA	5.875	09/18/23	150,000	162,750
Energy Transfer Partners LP	5.200	02/01/22	110,000	118,221

2

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Energy (continued)

Energy Transfer Partners LP	9.700	03/15/19	$340,000	$442,985
Enterprise Products Operating LLC	6.500	01/31/19	895,000	1,068,319
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3
month LIBOR + 3.708%)	8.375	08/01/66	185,000	206,738
Kerr-McGee Corp.	6.950	07/01/24	460,000	560,515
Kinder Morgan Energy Partners LP	7.750	03/15/32	115,000	144,585
Lukoil International Finance BV (S)	3.416	04/24/18	590,000	593,688
Northwest Pipeline LLC	6.050	06/15/18	570,000	659,357
ONEOK Partners LP	3.200	09/15/18	280,000	291,511
Petrobras Global Finance BV	4.375	05/20/23	320,000	290,251
Petrohawk Energy Corp.	6.250	06/01/19	470,000	512,545
Petroleos Mexicanos	4.875	01/24/22	225,000	235,125
Plains Exploration & Production Company	6.750	02/01/22	555,000	613,275
Plains Exploration & Production Company	6.875	02/15/23	85,000	94,775
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%)	6.350	05/15/67	470,000	486,591
Williams Partners LP	5.250	03/15/20	535,000	595,928

Financials 20.8%				44,954,185

Banks 6.9%
Abbey National Treasury Services PLC	4.000	04/27/16	470,000	500,134
Australia & New Zealand Banking Group, Ltd.	1.250	01/10/17	600,000	603,426
Bank of America Corp.	3.300	01/11/23	225,000	219,004
Bank of America Corp.	5.000	05/13/21	560,000	622,551
Bank of America Corp.	5.700	01/24/22	310,000	358,372
Bank of America Corp.	6.875	04/25/18	510,000	607,376
Bank of America NA	5.300	03/15/17	125,000	138,515
Barclays Bank PLC (S)	6.050	12/04/17	600,000	678,742
Barclays Bank PLC (S)	10.179	06/12/21	450,000	606,506
Barclays Bank PLC (5.926% to 12-15-16, then 3 month
LIBOR + 1.750%) (L)(Q)(S)	5.926	12/15/16	240,000	254,700
BPCE SA	1.625	02/10/17	645,000	645,065
BPCE SA (S)	5.700	10/22/23	500,000	526,750
Citigroup, Inc.	3.875	10/25/23	145,000	145,114
Citigroup, Inc.	5.500	09/13/25	315,000	339,702
Citigroup, Inc.	6.125	08/25/36	470,000	518,282
HBOS PLC (S)	6.750	05/21/18	640,000	729,077
ICICI Bank, Ltd. (S)	4.700	02/21/18	320,000	330,851
ICICI Bank, Ltd. (S)	5.750	11/16/20	305,000	322,477
JPMorgan Chase & Company	4.625	05/10/21	745,000	817,872
Manufacturers & Traders Trust Company (5.629% to 12-1-
16, then 3 month LIBOR + 6.400%)	5.629	12/01/21	120,000	125,346
Nordea Bank AB (S)	3.125	03/20/17	540,000	567,731
PNC Financial Services Group, Inc. (L)(P)(Q)	4.454	04/25/14	195,000	195,195
PNC Financial Services Group, Inc. (4.850% to 6-1-23, then
3 month LIBOR + 3.040%) (L)(Q)	4.850	06/01/23	270,000	245,700
Royal Bank of Scotland Group PLC	6.400	10/21/19	270,000	314,232
Santander Holdings USA, Inc.	3.450	08/27/18	285,000	297,262
Sberbank of Russia (S)	6.125	02/07/22	300,000	317,250
Sumitomo Mitsui Banking Corp.	2.450	01/10/19	480,000	487,476
SunTrust Banks, Inc.	3.500	01/20/17	245,000	259,761
SunTrust Banks, Inc.	7.250	03/15/18	280,000	332,607
Swedbank AB (S)	2.125	09/29/17	370,000	375,729
U.S. Bancorp	3.442	02/01/16	500,000	522,781

3

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Union Bank NA	2.625	09/26/18	$650,000	$668,998
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	200,000	216,750
Wachovia Bank NA	5.850	02/01/37	235,000	281,760
Wells Fargo & Company, Series K (7.980% to 3-15-18, then
3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	635,000	723,900

Capital Markets 3.1%
Fifth Street Finance Corp.	4.875	03/01/19	335,000	339,188
Jefferies Group LLC	6.875	04/15/21	715,000	827,613
Jefferies Group LLC	8.500	07/15/19	205,000	253,175
Macquarie Bank, Ltd. (S)	6.625	04/07/21	305,000	346,630
Macquarie Group, Ltd. (S)	6.000	01/14/20	225,000	251,393
Morgan Stanley	4.100	05/22/23	505,000	502,876
Morgan Stanley	5.500	01/26/20	395,000	450,012
Morgan Stanley	5.550	04/27/17	230,000	258,080
Morgan Stanley	5.750	01/25/21	675,000	775,905
Morgan Stanley	7.300	05/13/19	785,000	962,543
The Goldman Sachs Group, Inc.	5.250	07/27/21	965,000	1,075,168
The Goldman Sachs Group, Inc.	5.750	01/24/22	80,000	91,391
The Goldman Sachs Group, Inc.	6.250	09/01/17	480,000	552,342

Consumer Finance 0.8%
Capital One Financial Corp.	4.750	07/15/21	405,000	443,787
Discover Bank	7.000	04/15/20	280,000	332,806
Discover Bank	8.700	11/18/19	417,000	525,478
Discover Financial Services	5.200	04/27/22	375,000	403,979

Diversified Financial Services 3.9%
BNP Paribas SA	2.375	09/14/17	635,000	652,995
Citigroup, Inc.	4.500	01/14/22	465,000	495,545
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	5.250	05/30/23	200,000	208,000
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	6.125	11/30/19	200,000	209,500
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass
Through (S)	5.125	11/30/22	187,719	194,759
General Electric Capital Corp. (P)	0.716	08/15/36	360,000	298,536
General Electric Capital Corp.	4.375	09/16/20	220,000	241,650
General Electric Capital Corp.	5.550	05/04/20	680,000	792,700
General Electric Capital Corp.	5.875	01/14/38	70,000	82,901
General Electric Capital Corp. (6.375% to 11-15-17, then 3
month LIBOR + 2.289%)	6.375	11/15/67	150,000	165,938
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)	7.125	06/15/22	500,000	567,500
ING Bank NV (S)	5.800	09/25/23	175,000	187,246
ING US, Inc.	5.500	07/15/22	170,000	190,208
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	390,000	437,658
Leucadia National Corp.	5.500	10/18/23	505,000	531,366
Rabobank Nederland NV	3.875	02/08/22	705,000	728,837
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month
LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	904,000	1,193,280
The Bear Stearns Companies LLC	7.250	02/01/18	435,000	521,102
UBS AG	7.625	08/17/22	360,000	427,344
USB Realty Corp. (P)(Q)(S)	1.386	01/15/17	300,000	267,000

Insurance 3.1%
Aflac, Inc.	8.500	05/15/19	330,000	427,178

4

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

American International Group, Inc.	4.125	02/15/24	$225,000	$231,104
American International Group, Inc.	8.250	08/15/18	445,000	558,390
American International Group, Inc. (8.175% to 5-15-38, then
3 month LIBOR + 4.195%)	8.175	05/15/58	195,000	251,121
AXA SA	8.600	12/15/30	280,000	361,200
CNA Financial Corp.	7.250	11/15/23	420,000	519,049
Hartford Financial Services Group, Inc.	6.000	01/15/19	71,000	83,086
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	535,000	571,610
Lincoln National Corp. (6.050% to 4-20-17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	320,000	317,600
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	110,000	112,200
MetLife, Inc.	6.400	12/15/36	270,000	281,610
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	255,000	268,748
Pacific LifeCorp. (S)	6.000	02/10/20	155,000	176,565
Prudential Financial, Inc. (P)	5.200	03/15/44	90,000	89,100
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month
LIBOR + 4.175%)	5.875	09/15/42	355,000	369,200
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	380,000	495,507
The Chubb Corp. (6.375% until 4-15-17, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	310,000	342,705
The Hanover Insurance Group, Inc.	6.375	06/15/21	95,000	106,476
The Hartford Financial Services Group, Inc.	5.375	03/15/17	360,000	400,848
Unum Group	5.625	09/15/20	145,000	161,588
Unum Group	7.125	09/30/16	275,000	314,284
WR Berkley Corp.	5.375	09/15/20	230,000	256,390

Real Estate Investment Trusts 3.0%
ARC Properties Operating Partnership LP (S)	2.000	02/06/17	425,000	425,288
ARC Properties Operating Partnership LP (S)	4.600	02/06/24	485,000	486,329
BioMed Realty LP	6.125	04/15/20	80,000	91,130
DDR Corp.	7.875	09/01/20	95,000	119,316
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	510,000	579,746
HCP, Inc.	5.375	02/01/21	200,000	224,178
Health Care REIT, Inc.	4.125	04/01/19	340,000	362,946
Health Care REIT, Inc.	4.950	01/15/21	155,000	168,550
Health Care REIT, Inc.	6.125	04/15/20	665,000	765,395
Healthcare Realty Trust, Inc.	6.500	01/17/17	345,000	388,797
Highwoods Realty LP	5.850	03/15/17	570,000	636,371
Host Hotels & Resorts LP	5.875	06/15/19	371,000	402,444
Prologis International Funding II (S)	4.875	02/15/20	150,000	157,877
ProLogis LP	3.350	02/01/21	515,000	511,215
Realty Income Corp.	4.650	08/01/23	120,000	126,169
Ventas Realty LP	4.000	04/30/19	275,000	294,186
Ventas Realty LP	4.750	06/01/21	535,000	575,976
WEA Finance LLC (S)	6.750	09/02/19	215,000	259,288

Health Care 1.2%				2,484,389

Health Care Providers & Services 0.7%
Aetna, Inc.	1.500	11/15/17	711,000	709,068
Express Scripts Holding Company	2.650	02/15/17	355,000	368,739
Medco Health Solutions, Inc.	7.125	03/15/18	290,000	346,121

Pharmaceuticals 0.5%
Mylan, Inc.	1.350	11/29/16	530,000	532,396
Mylan, Inc. (S)	7.875	07/15/20	470,000	528,065

5

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials 3.8%				$8,274,953

Aerospace & Defense 0.5%
Embraer Overseas, Ltd. (S)	5.696	09/16/23	$380,000	392,730
Textron, Inc.	5.600	12/01/17	340,000	378,339
Textron, Inc.	7.250	10/01/19	215,000	259,233

Airlines 1.6%
American Airlines 2013-2 Class A Pass Through Trust (S)	4.950	01/15/23	291,120	311,499
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625	06/20/24	535,000	561,750
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06/20/20	130,000	139,100
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	210,963	228,621
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	75,528	79,871
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	113,173	123,641
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	331,087	374,956
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	90,353	97,581
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	481,447	562,715
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	113,730	126,809
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	205,947	227,057
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19	228,256	257,655
UAL 2009-2A Pass Through Trust	9.750	01/15/17	174,283	200,425
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	129,663	143,926

Building Products 0.3%
Voto-Votorantim Overseas Trading Operations V, Ltd. (S)	6.625	09/25/19	285,000	316,350
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	285,000	314,213

Industrial Conglomerates 0.2%
KOC Holding AS (S)	3.500	04/24/20	300,000	268,560
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	200,000	195,000
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	120,000	120,000

Road & Rail 0.6%
Penske Truck Leasing Company LP (S)	2.875	07/17/18	345,000	354,060
Penske Truck Leasing Company LP (S)	3.750	05/11/17	355,000	379,667
Ryder System, Inc.	3.500	06/01/17	500,000	530,744

Trading Companies & Distributors 0.6%
Air Lease Corp.	3.375	01/15/19	340,000	344,250
Air Lease Corp.	4.500	01/15/16	75,000	79,125
Air Lease Corp.	4.750	03/01/20	170,000	178,925
Air Lease Corp.	5.625	04/01/17	145,000	160,225
Glencore Funding LLC (S)	4.125	05/30/23	325,000	312,176
International Lease Finance Corp. (S)	7.125	09/01/18	220,000	255,750

Information Technology 0.8%				1,769,444

IT Services 0.3%
Fiserv, Inc.	4.625	10/01/20	635,000	676,987

Office Electronics 0.1%
Xerox Corp.	5.625	12/15/19	280,000	319,987

Technology Hardware, Storage & Peripherals 0.4%
Hewlett-Packard Company	3.000	09/15/16	260,000	271,941
Hewlett-Packard Company	3.750	12/01/20	490,000	500,529

Materials 1.8%				3,756,838

Chemicals 0.8%
Braskem Finance, Ltd. (S)	7.000	05/07/20	455,000	492,538

6

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Materials (continued)

CF Industries, Inc.	7.125	05/01/20	$490,000	$586,367
Incitec Pivot Finance LLC (S)	6.000	12/10/19	215,000	239,381
Methanex Corp.	5.250	03/01/22	280,000	304,636

Metals & Mining 0.8%
Allegheny Technologies, Inc.	5.950	01/15/21	100,000	106,021
Allegheny Technologies, Inc.	9.375	06/01/19	320,000	392,217
Gerdau Trade, Inc. (S)	4.750	04/15/23	200,000	189,000
MMC Norilsk Nickel OJSC (S)	5.550	10/28/20	210,000	210,657
Xstrata Finance Canada, Ltd. (S)	3.600	01/15/17	540,000	568,126
Xstrata Finance Canada, Ltd. (S)	4.250	10/25/22	170,000	167,470

Paper & Forest Products 0.2%
Georgia-Pacific LLC	7.250	06/01/28	130,000	164,044
International Paper Company	9.375	05/15/19	255,000	336,381

Telecommunication Services 2.9%				6,247,463

Diversified Telecommunication Services 2.5%
American Tower Corp.	3.400	02/15/19	185,000	192,172
American Tower Corp.	4.700	03/15/22	320,000	334,472
BellSouth Telecommunications, Inc.	6.300	12/15/15	122,284	127,219
Crown Castle Towers LLC (S)	4.883	08/15/20	940,000	1,028,555
Crown Castle Towers LLC (S)	6.113	01/15/20	420,000	483,119
GTP Acquisition Partners I LLC (S)	2.364	05/15/18	460,000	451,848
Qwest Corp.	6.750	12/01/21	595,000	673,120
Telecom Italia Capital SA	6.999	06/04/18	285,000	323,119
Telecom Italia Capital SA	7.200	07/18/36	220,000	226,600
Telefonica Emisiones SAU	6.421	06/20/16	575,000	639,856
Verizon Communications, Inc.	4.500	09/15/20	355,000	384,601
Verizon Communications, Inc.	6.550	09/15/43	365,000	446,936

Wireless Telecommunication Services 0.4%
SBA Tower Trust (S)	2.933	12/15/17	320,000	327,342
SBA Tower Trust (S)	3.598	04/15/18	310,000	305,385
SBA Tower Trust (S)	5.101	04/17/17	280,000	303,119

Utilities 1.6%				3,404,143

Electric Utilities 0.9%
Beaver Valley II Funding Corp.	9.000	06/01/17	147,000	156,587
Commonwealth Edison Company	2.150	01/15/19	245,000	246,351
Electricite de France SA (5.250% to 1-29-23, then 10 Year
Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23	180,000	181,260
FPL Energy National Wind LLC (S)	5.608	03/10/24	53,849	52,947
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17,
then 3 month LIBOR + 2.125%)	6.650	06/15/67	145,000	146,088
Oncor Electric Delivery Company LLC	5.000	09/30/17	300,000	333,418
PNPP II Funding Corp.	9.120	05/30/16	55,000	57,347
PPL WEM Holdings PLC (S)	3.900	05/01/16	360,000	379,030
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	260,000	275,600
W3A Funding Corp.	8.090	01/02/17	131,249	131,625

Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Group, Inc.	5.150	12/01/20	265,000	290,033

7

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Utilities (continued)

Multi-Utilities 0.6%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%)	6.110	12/01/66	$555,000	$555,694
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%)	6.250	05/15/67	585,000	598,163

Collateralized Mortgage Obligations 15.2%				$32,873,889

(Cost $32,036,470)

Commercial & Residential 9.4%				20,230,765

Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	470,000	530,805
Banc of America Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.754	09/15/26	265,000	265,748
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-4, Class AM	5.675	07/10/46	675,000	735,782
Series 2006-3, Class A4 (P)	5.889	07/10/44	611,232	663,264
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.855	01/25/35	673,908	647,894
Series 2005-7, Class 11A1 (P)	0.695	08/25/35	617,988	555,543
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1 (P)	5.750	10/25/34	317,305	326,069
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.218	07/15/44	185,000	192,371
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P) (S)	5.908	07/10/46	380,000	413,376
Series 2012-CR2, Class XA IO	1.936	08/15/45	2,797,982	306,597
Series 2012-CR5, Class XA IO	1.923	12/10/45	4,032,002	421,546
Series 2012-LC4, Class B (P)	4.934	12/10/44	290,000	310,120
Series 2012-LC4, Class C (P)	5.842	12/10/44	555,000	602,085
Series 2013-300P, Class D (P) (S)	4.394	08/10/30	510,000	480,536
Series 2013-CR11, Class B (P)	5.165	10/10/46	440,000	471,922
Series 2013-CR13, Class C	4.745	10/10/46	335,000	336,881
Series 2013-LC13, Class B (P) (S)	5.009	08/10/46	410,000	433,115
Series 2014-CR15, Class XA IO	1.367	02/10/47	4,615,000	360,519
Series 2014-TWC, Class D (P) (S)	2.404	02/13/32	345,000	345,025
Commercial Mortgage Trust
Series 2006-GG7, Class AM (P)	5.819	07/10/38	530,000	580,681
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.295	12/05/31	435,000	430,028
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.757	11/08/29	480,000	480,016
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.186	08/19/45	1,444,153	76,760
Series 2005-2, Class X IO	2.209	05/19/35	5,968,471	340,895
Series 2005-8, Class 1X IO	2.159	09/19/35	1,479,073	98,188
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.092	10/25/36	3,836,155	278,959
Series 2005-AR18, Class 2X IO	1.738	10/25/36	4,856,709	186,131
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class AM (P)	6.011	02/15/51	765,000	855,822
Series 2007-LDPX, Class AM (P)	5.464	01/15/49	825,000	865,216
Series 2012-HSBC,Class XA IO (S)	1.431	07/05/32	2,845,000	288,085

8

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Series 2012-PHH, Class D (P) (S)	3.422	10/15/25	$225,000	$226,161
Series 2013-JWRZ, Class D (P) (S)	3.144	04/15/30	385,000	384,832
Series 2014-FBLU, Class C (P) (S)	2.154	12/15/28	780,000	780,319
Series 2014-FBLU, Class D (P) (S)	2.754	12/15/28	560,000	560,525
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class .AM	5.413	09/15/39	360,000	395,056
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.187	02/15/46	297,000	286,019
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.485	05/25/35	392,376	370,474
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	810,000	816,686
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	220,000	217,773
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.703	03/25/44	405,015	396,887
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	320,000	335,349
Series 2012-C1, Class C (P) (S)	5.535	05/10/45	215,000	230,756
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.789	05/10/63	3,847,390	338,082
VNDO Mortgage Trust
Series 2013-PENN, Class D (P) (S)	3.947	12/13/29	477,000	473,721
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03/18/28	720,000	668,450
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.248	11/15/45	4,239,335	519,077
Series 2013-C15, Class B (P)	4.485	08/15/46	130,000	132,834
Series 2013-C16, Class B (P)	4.984	09/15/46	205,000	217,785

U.S. Government Agency 5.8%				12,643,124

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	2,753,476	381,169
Series 290, Class IO	3.500	11/15/32	2,843,328	549,379
Series 3794, Class PI IO	4.500	02/15/38	404,178	45,994
Series 3830, Class NI IO	4.500	01/15/36	2,391,439	247,827
Series 3833, Class LI IO	1.939	10/15/40	2,034,792	122,657
Series 3908, Class PA	4.000	06/15/39	398,179	418,808
Series 4030, Class BI IO	5.000	01/15/42	488,965	92,355
Series 4060, Class HC	3.000	03/15/41	852,710	875,492
Series 4065, Class QA	3.000	08/15/41	610,703	622,518
Series 4088, Class CA	3.000	03/15/42	919,600	938,381
Series 4136, Class IH IO	3.500	09/15/27	2,209,089	287,201
Series K017, Class X1 IO	1.444	12/25/21	2,219,232	192,929
Series K018, Class X1 IO	1.454	01/25/22	2,855,171	249,408
Series K021, Class X1 IO	1.511	06/25/22	672,636	65,723
Series K022, Class X1 IO	1.304	07/25/22	5,277,160	445,271
Series K707, Class X1 IO	1.555	12/25/18	1,949,800	125,602
Series K709, Class X1 IO	1.542	03/25/19	2,623,309	175,499
Series K710, Class X1 IO	1.782	05/25/19	2,014,969	158,947
Series K711, Class X1 IO	1.709	07/25/19	7,128,286	551,665
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	368,063	51,907
Series 2009-78, Class IB IO	5.000	06/25/39	481,638	62,239
Series 2010-3, Class LI IO	5.000	02/25/25	2,119,828	164,521

9

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Series 2010-68, Class CI IO	5.000	11/25/38	$500,561	$72,185
Series 2012-118, Class IB IO	3.500	11/25/42	1,181,203	258,621
Series 2012-120, Class PA	3.500	10/25/42	735,136	758,963
Series 2012-137, Class QI IO	3.000	12/25/27	2,413,377	341,360
Series 2012-137, Class WI IO	3.500	12/25/32	1,719,740	329,113
Series 2012-19, Class JA	3.500	03/25/41	1,366,192	1,421,600
Series 2012-67, Class KG	3.500	02/25/41	284,671	294,636
Series 2012-98, Class JP	3.500	03/25/42	894,455	932,572
Series 402, Class 3 IO	4.000	11/25/39	277,373	49,250
Series 402, Class 4 IO	4.000	10/25/39	432,863	92,358
Series 402, Class 7 IO	4.500	11/25/39	433,152	93,503
Series 407, Class 15 IO	5.000	01/25/40	455,448	83,253
Series 407, Class 21 IO	5.000	01/25/39	231,165	34,988
Series 407, Class 7 IO	5.000	03/25/41	378,240	76,849
Series 407, Class 8 IO	5.000	03/25/41	187,423	35,172
Series 407, Class C6 IO	5.500	01/25/40	962,161	209,320
Government National Mortgage Association
Series 2012-114, Class IO	1.032	01/16/53	1,650,872	146,442
Series 2013-42, Class IO	3.500	03/20/43	877,581	144,283
Series 2013-42, Class YI IO	3.500	03/20/43	2,702,844	443,164

Asset Backed Securities 3.5%				$7,574,404

(Cost $7,321,941)

Asset Backed Securities 3.5%				7,574,404

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.875	09/25/34	222,983	218,200
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.625	05/25/35	405,000	369,791
Argent Securities, Inc.
Series 2004-W6, Class M1 (P)	0.705	05/25/34	245,219	238,390
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.395	07/25/36	547,631	504,716
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	731,675	743,196
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.815	04/25/36	338,095	332,625
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.625	05/25/36	470,000	455,371
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	868,150	935,100
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.845	11/25/35	485,000	448,315
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.920	06/25/35	188,679	185,686
GSAA Trust
Series 2005-10, Class M3 (P)	0.705	06/25/35	605,000	564,998
Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.625	12/25/35	265,000	260,664
MASTR Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.855	08/25/37	48,466	47,969
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.905	09/25/35	152,899	141,878
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.605	03/25/35	625,000	586,978

10

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4 (P)	4.934	08/25/35	$420,000	$406,403
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	318,695	341,167
TAL Advantage LLC
Series 2014-1A, Class A (Q) (S)	3.510	02/22/39	275,000	275,154
Westgate Resorts LLC
Series 2012-3A, Class A (S)	2.500	03/20/25	254,725	255,303
Series 2012-3A, Class B (S)	4.500	03/20/25	76,724	77,677
Series 2013-1A, Class B (S)	3.750	08/20/25	186,632	184,823

Foreign Government Obligations 0.1%				$235,186

(Cost $219,478)

South Korea 0.1%				235,186

Korea Development Bank	4.000	09/09/16	220,000	235,186

Capital Preferred Securities 1.0%				$2,219,757

(Cost $2,124,260)

Financials 1.0%				2,219,757

Banks 0.1%
Allfirst Preferred Capital Trust (P)	1.739	07/15/29	205,000	168,100
PNC Financial Services Group, Inc. (6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	135,000	144,619

Capital Markets 0.3%
State Street Capital Trust IV (P)	1.242	06/15/37	695,000	538,625

Insurance 0.6%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month
LIBOR + 3.960%) (S)	7.875	12/15/37	95,000	110,913
MetLife Capital Trust X (9.250% to 4-8-38, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	250,000	325,625
ZFS Finance USA Trust II (6.450% to 06/15/2016 then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	675,000	722,250
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month
LIBOR + 2.285%) (S)	6.500	05/09/37	195,000	209,625

			Shares	Value

Common Stocks 0.0%				$14,402

(Cost $8,641)

Financials 0.0%				14,402

Rescap Liquidating Trust (I)			1,108	14,402

Preferred Securities 0.4%				$776,850

(Cost $710,944)

Financials 0.2%				461,250

Banks 0.2%
PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%)			10,135	264,524

11

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

		Shares	Value
Financials (continued)

Wells Fargo & Company, Series L, 7.500%		167	$196,726

Industrials 0.2%			315,600

Aerospace & Defense 0.2%
United Technologies Corp., 7.500%		4,748	315,600

	Yield (%)	Shares	Value

Securities Lending Collateral 0.3%			$543,651

(Cost $543,637)

John Hancock Collateral Investment Trust (W)	0.1432(Y)	54,328	543,651

		Par value	Value

Short-Term Investments 1.0%			$2,232,000

(Cost $2,232,000)

Repurchase Agreement 1.0%			2,232,000

Barclays Tri-Party Repurchase Agreement dated 2-28-14 at 0.040% to be repurchased at $2,232,007 on 3-3-14, collateralized by
$2,273,300 U.S. Treasury Notes, 0.250% due 9-30-15 (valued at
$2,276,724, including interest)		$2,232,000	2,232,000

Total investments (Cost $207,557,729)† 98.6%			$212,874,937

Other assets and liabilities, net 1.4%			$2,915,931

Total net assets 100.0%			$215,790,868

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

(L) A portion of this security is on loan as of 2-28-14. The value of securities on loan amounted to $533,327.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $37,878,180 or 17.6% of the fund's net assets as of 2-28-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

† At 2-28-14 the aggregate cost of investment securities for federal income tax purposes was $208,510,235. Net unrealized depreciation aggregated $4,364,702, of which $6,715,908 related to appreciated investment securities and $2,351,206 related to depreciated investment securities.

12

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	2-28-14	Price	Inputs	Inputs
U.S. Government & Agency Obligations	$76,310,911	—	$76,310,911	—
Corporate Bonds	90,093,887	—	90,093,887	—
Collateralized Mortgage Obligations	32,873,889	—	32,873,889	—
Asset Backed Securities	7,574,404	—	7,574,404	—
Foreign Government Obligations	235,186	—	235,186	—
Capital Preferred Securities	2,219,757	—	2,219,757	—
Common Stocks	14,402	$14,402	—	—
Preferred Securities	776,850	776,850	—	—
Securities Lending Collateral	543,651	543,651	—	—
Short-Term Investments	2,232,000	—	2,232,000	—

Total Investments in Securities	$212,874,937	$1,334,903	$211,540,034	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to

13

Investment Grade Bond Fund
As of 2-28-14 (Unaudited)

pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

14

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **800-225-5291**<br>**800-338-8080**<br>**800-231-5469** |

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

55Q3 2/14
4/14

# John Hancock
# Government Income Fund

Quarterly portfolio holdings 2/28/2014

John Hancock INVESTMENTS

Government Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 80.9%				$241,735,387

(Cost $242,548,885)

U.S. Government 17.8%				53,307,403

Treasury Inflation Protected Securities
Inflation Indexed Note	0.125	04/15/17	$4,104,240	4,260,394
Inflation Indexed Note	0.125	04/15/18	2,328,227	2,411,170
U.S. Treasury
Note	1.250	10/31/18	5,425,000	5,386,434
Note	1.375	09/30/18	28,500,000	28,497,777
Note	1.500	08/31/18	8,750,000	8,809,474
Note	2.625	04/30/18	2,600,000	2,750,108
Note	2.625	11/15/20	1,150,000	1,192,046

U.S. Government Agency 63.1%				188,427,984

Federal Farm Credit Banks	1.740	03/11/20	2,130,000	2,072,530
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	6.500	09/01/39	643,128	718,861
30 Yr Pass Thru (P)	2.379	09/01/41	4,642,300	4,818,473
30 Yr Pass Thru (P)	2.640	01/01/44	6,997,881	7,225,485
30 Yr Pass Thru	3.000	03/01/43	1,274,727	1,239,710
30 Yr Pass Thru	3.500	05/01/42	13,218,640	13,388,220
30 Yr Pass Thru	5.000	04/01/41	1,119,661	1,225,461
30 Yr Pass Thru	6.500	04/01/39	520,763	581,920
Federal National Mortgage Association
15 Yr Pass Thru	1.600	01/30/20	8,250,000	7,976,760
15 Yr Pass Thru	2.500	03/27/23	1,600,000	1,520,558
15 Yr Pass Thru	3.500	03/01/26	5,158,998	5,471,158
15 Yr Pass Thru	3.500	07/01/26	2,762,734	2,926,448
15 Yr Pass Thru	4.000	02/01/26	9,100,548	9,729,402
30 Yr Pass Thru	3.000	10/29/27	950,000	857,600
30 Yr Pass Thru	3.000	08/01/42	665,017	646,904
30 Yr Pass Thru	3.000	10/01/42	658,299	640,369
30 Yr Pass Thru	3.000	11/01/42	3,257,090	3,167,361
30 Yr Pass Thru	3.000	12/01/42	8,318,150	8,104,593
30 Yr Pass Thru	3.000	03/01/43	366,181	356,894
30 Yr Pass Thru	3.000	05/01/43	482,004	469,780
30 Yr Pass Thru	3.500	06/01/42	4,334,116	4,401,230
30 Yr Pass Thru	3.500	01/01/43	4,039,150	4,100,434
30 Yr Pass Thru	4.000	12/01/40	4,415,826	4,643,000
30 Yr Pass Thru	4.000	09/01/41	9,694,644	10,185,815
30 Yr Pass Thru	4.000	10/01/41	3,600,832	3,782,703
30 Yr Pass Thru (P)	4.315	04/01/48	178,611	189,997
30 Yr Pass Thru	4.500	08/01/40	5,166,176	5,551,786
30 Yr Pass Thru	4.500	06/01/41	7,686,467	8,275,807
30 Yr Pass Thru	4.500	07/01/41	6,564,371	7,067,678
30 Yr Pass Thru	4.500	11/01/41	1,573,418	1,690,860
30 Yr Pass Thru	4.500	01/01/42	8,303,677	8,941,639
30 Yr Pass Thru	4.500	02/01/42	6,069,171	6,522,182
30 Yr Pass Thru	5.000	04/01/35	657,429	722,453
30 Yr Pass Thru	5.000	09/01/40	9,110,410	10,032,840
30 Yr Pass Thru	5.000	10/01/40	3,385,898	3,722,372
30 Yr Pass Thru	5.000	04/01/41	2,584,344	2,862,565
30 Yr Pass Thru	5.000	04/01/41	789,753	866,631
30 Yr Pass Thru	5.000	05/01/41	15,644,233	17,167,102

1

Government Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	5.500	09/01/34	$2,053,045	$2,281,205
30 Yr Pass Thru	5.500	03/01/36	3,097,409	3,422,274
30 Yr Pass Thru	5.500	04/01/36	2,088,208	2,307,225
30 Yr Pass Thru	5.500	08/01/37	2,520,041	2,800,100
30 Yr Pass Thru	6.000	06/01/40	2,544,371	2,826,737
30 Yr Pass Thru	6.500	06/01/39	826,421	924,862

Corporate Bonds 0.6%				$1,904,764

(Cost $1,116,141)

Telecommunication Services 0.6%				1,904,764

Diversified Telecommunication Services 0.3%				874,215

Crown Castle Towers LLC (S)	6.113	01/15/20	760,000	874,215

Wireless Telecommunication Services 0.3%				1,030,549

SBA Tower Trust (S)	2.933	12/15/17	550,000	562,620
SBA Tower Trust (S)	3.598	04/15/18	475,000	467,929

Collateralized Mortgage Obligations 15.9%				$47,537,490

(Cost $45,976,699)

Commercial & Residential 5.2%				15,625,683

Banc of America Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.754	09/15/26	380,000	381,072
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.715	07/25/35	596,871	555,181
Series 2005-7, Class 11A1 (P)	0.695	08/25/35	873,003	784,790
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.750	10/25/34	507,865	521,892
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P) (S)	5.908	07/10/46	549,076	597,302
Series 2012-CR2, Class XA IO	1.936	08/15/45	4,832,878	529,577
Series 2013-CR11, Class B (P)	5.165	10/10/46	640,000	686,432
Series 2013-LC13, Class B (P) (S)	5.009	08/10/46	595,000	628,545
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.757	11/08/29	755,000	755,026
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.186	08/19/45	4,160,718	221,153
Series 2005-2, Class X IO	2.209	05/19/35	13,922,934	795,221
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.092	10/25/36	12,131,162	882,159
Series 2005-AR18, Class 2X IO	1.738	10/25/36	11,428,187	437,981
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class AM (P)	5.464	01/15/49	1,235,000	1,295,203
Series 2012-HSBC, Class XA IO (S)	1.431	07/05/32	5,077,500	514,148
Series 2014-FBLU, Class C (P) (S)	2.154	12/15/28	1,120,000	1,120,458
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (P)	1.255	11/25/34	555,000	515,318
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.782	08/25/34	795,131	785,254
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.485	05/25/35	603,823	570,118
UBS Commercial Mortgage Trust
Series 2012-C1, Class B (P)	4.822	05/10/45	555,000	581,621

2

Government Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Series 2012-C1, Class C (P) (S)	5.535	05/10/45	$370,000	$397,115
VNDO Mortgage Trust
Series 2013-PENN, Class D (P) (S)	3.947	12/13/29	690,000	685,257
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	380,000	419,321
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03/18/28	1,040,000	965,539

U.S. Government Agency 10.7%				31,911,807

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	4,275,275	591,834
Series 290, Class IO	3.500	11/15/32	4,586,614	886,211
Series 3699, Class MI IO	4.500	01/15/38	1,446,723	145,155
Series 3747, Class HI IO	4.500	07/15/37	3,879,875	480,683
Series 3794, Class PI IO	4.500	02/15/38	944,832	107,519
Series 3830, Class NI IO	4.500	01/15/36	4,307,144	446,353
Series 3833, Class LI IO	1.939	10/15/40	4,871,790	293,671
Series 3908, Class PA	4.000	06/15/39	705,173	741,706
Series 4027, Class TA	3.500	07/15/41	2,010,206	2,081,685
Series 4030, Class BI IO	5.000	01/15/42	868,759	164,089
Series 4060, Class HC	3.000	03/15/41	1,538,306	1,579,405
Series 4065, Class QA	3.000	08/15/41	1,100,131	1,121,416
Series 4077, Class IK IO	5.000	07/15/42	1,195,478	245,038
Series 4088, Class CA	3.000	03/15/42	4,138,198	4,222,712
Series 4136, Class IH IO	3.500	09/15/27	3,396,063	441,519
Series K017, Class X1 IO	1.444	12/25/21	3,845,689	334,325
Series K022, Class X1 IO	1.305	07/25/22	8,188,526	690,923
Series K706, Class X1 IO	1.591	10/25/18	9,864,143	638,822
Series K707, Class X1 IO	1.555	12/25/18	3,340,393	215,181
Series K709, Class X1 IO	1.543	03/25/19	4,713,064	315,304
Series K710, Class X1 IO	1.782	05/25/19	3,583,271	282,659
Series K711, Class X1 IO	1.710	07/25/19	11,269,860	872,186
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12/25/23	1,481,308	1,621,833
Series 2009-50, Class GI IO	5.000	05/25/39	1,037,486	146,313
Series 2009-78, Class IB IO	5.000	06/25/39	1,278,878	165,262
Series 2010-25, Class NI IO	5.000	03/25/25	2,211,605	190,596
Series 2010-3, Class LI IO	5.000	02/25/25	5,787,168	449,146
Series 2010-68, Class CI IO	5.000	11/25/38	1,183,592	170,683
Series 2011-146, Class MA	3.500	08/25/41	1,448,484	1,504,287
Series 2012-118, Class IB IO	3.500	11/25/42	1,926,486	421,799
Series 2012-120, Class PA	3.500	10/25/42	1,191,107	1,229,712
Series 2012-137, Class QI IO	3.000	12/25/27	3,688,195	521,676
Series 2012-137, Class WI IO	3.500	12/25/32	2,727,216	521,918
Series 2012-19, Class JA	3.500	03/25/41	2,380,095	2,476,625
Series 2012-21, Class IQ IO	4.500	09/25/41	1,895,890	366,933
Series 2012-98, Class JP	3.500	03/25/42	1,547,042	1,612,969
Series 402, Class 3 IO	4.000	11/25/39	783,170	139,060
Series 402, Class 4 IO	4.000	10/25/39	1,222,659	260,872
Series 402, Class 7 IO	4.500	11/25/39	1,127,741	243,443
Series 407, Class 15 IO	5.000	01/25/40	1,009,307	184,494
Series 407, Class 21 IO	5.000	01/25/39	517,910	78,388
Series 407, Class 7 IO	5.000	03/25/41	907,185	184,316
Series 407, Class 8 IO	5.000	03/25/41	447,910	84,056
Series 407, Class C6 IO	5.500	01/25/40	1,652,084	359,414

3

Government Income Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Government National Mortgage Association
Series 2012-114, Class IO	1.032	01/16/53	$2,751,454	$244,070
Series 2013-42, Class IA IO	3.500	03/20/43	2,102,635	352,769
Series 2013-42, Class IO	3.500	03/20/43	1,350,124	221,975
Series 2013-42, Class YI IO	3.500	03/20/43	4,145,811	679,755
Series 2013-6, Class AI IO	3.500	08/20/39	2,975,399	581,047

Asset Backed Securities 1.8%				$5,373,527

(Cost $5,129,100)

Asset Backed Securities 1.8%				5,373,527

Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.625	05/25/35	645,000	588,926
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.575	03/25/35	584,008	555,596
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.395	07/25/36	922,480	850,190
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.849	06/25/37	407,248	410,028
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.845	11/25/35	805,000	744,110
Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.625	12/25/35	460,000	452,473
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.605	03/25/35	887,000	833,039
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (P)	1.659	02/25/35	574,712	548,947
TAL Advantage LLC
Series 2014-1A, Class A (S)	3.510	02/22/39	390,000	390,218

			Shares	Value

Common Stocks 0.0%				$17,020

(Cost $10,212)

Financials 0.0%				17,020

Rescap Liquidating Trust (I)			1,309	17,020

			Par value	Value

Short-Term Investments 0.1%				194,000

(Cost $194,000)

Repurchase Agreement 0.1%				194,000

Repurchase Agreement with State Street Corp. dated 2-28-14 at
0.000% to be repurchased at $194,000 on 3-3-14, collateralized by
$200,000 Federal Home Loan Bank, 0.010% due 3-26-14 (valued at
$199,900, including interest)			$194,000	194,000

4

Government Income Fund
As of 2-28-14 (Unaudited)

Total investments (Cost $294,975,037)† 99.3%	$296,762,188

Other assets and liabilities, net 0.7%	$2,123,266

Total net assets 100.0%	$298,885,454

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $295,651,500. Net unrealized appreciation aggregated $1,110,688, of which $5,688,334 related to appreciated investment securities and $4,577,646 related to depreciated investment securities.

5

Government Income Fund
As of 2-28-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for common stocks, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as

6

Government Income Fund
As of 2-28-14 (Unaudited)

interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **800-225-5291**<br>**800-338-8080**<br>**800-231-5469** |

This report is for the information of the shareholders of John Hancock Government Income Fund.

56Q3 2/14
4/14

# John Hancock
# Focused High Yield Fund

Quarterly portfolio holdings 2/28/2014

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 76.5%				$935,804,980

(Cost $904,752,074)

Consumer Discretionary 15.6%				190,492,618

Auto Components 1.7%
Allison Transmission, Inc. (S)	7.125	05/15/19	2,500,000	2,700,000
Dana Holding Corp.	6.000	09/15/23	5,805,000	6,008,175
Hyva Global BV (S)	8.625	03/24/16	4,010,000	4,004,988
Tenneco, Inc.	6.875	12/15/20	1,632,000	1,795,200
The Goodyear Tire & Rubber Company	7.000	05/15/22	4,635,000	5,168,025
The Goodyear Tire & Rubber Company	8.750	08/15/20	1,250,000	1,475,000

Automobiles 1.7%
Chrysler Group LLC (S)	8.000	06/15/19	1,905,000	2,095,500
Chrysler Group LLC	8.250	06/15/21	7,400,000	8,380,500
General Motors Financial Company, Inc.	4.250	05/15/23	5,510,000	5,565,100
Jaguar Land Rover Automotive PLC (S)	8.125	05/15/21	3,500,000	3,963,750

Hotels, Restaurants & Leisure 4.0%
GLP Capital LP (S)	4.875	11/01/20	6,000,000	6,210,000
Landry's, Inc. (S)	9.375	05/01/20	2,600,000	2,860,000
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	15,526,000	15,553,543
Mohegan Tribal Gaming Authority (S)	9.750	09/01/21	3,000,000	3,307,500
Mohegan Tribal Gaming Authority (S)	11.000	09/15/18	12,610,000	12,704,557
PF Chang's China Bistro, Inc. (S)	10.250	06/30/20	4,599,000	4,955,423
RHP Hotel Properties LP	5.000	04/15/21	1,015,000	1,017,538
Waterford Gaming LLC (S)	8.625	09/15/14	2,469,781	693,307
Wynn Las Vegas LLC (S)	4.250	05/30/23	1,900,000	1,847,750

Household Durables 1.6%
Beazer Homes USA, Inc.	9.125	05/15/19	6,355,000	6,855,456
Brookfield Residential Properties, Inc. (S)	6.125	07/01/22	2,900,000	2,979,750
Brookfield Residential Properties, Inc. (S)	6.500	12/15/20	2,535,000	2,693,438
Meritage Homes Corp.	7.000	04/01/22	2,610,000	2,857,950
Modular Space Corp. (S)	10.250	01/31/19	4,160,000	4,347,200

Media 3.4%
AMC Entertainment, Inc. (S)	5.875	02/15/22	4,345,000	4,399,313
CCO Holdings LLC	5.250	09/30/22	2,735,000	2,728,163
CCO Holdings LLC	7.375	06/01/20	2,100,000	2,299,500
Cequel Communications Escrow I LLC (S)	6.375	09/15/20	2,250,000	2,379,375
Clear Channel Communications, Inc., PIK	14.000	02/01/21	8,626,807	8,562,106
DISH DBS Corp.	6.750	06/01/21	2,300,000	2,576,000
DISH DBS Corp.	7.875	09/01/19	5,900,000	6,932,500
Sinclair Television Group, Inc.	6.375	11/01/21	3,825,000	4,044,938
Virgin Media Finance PLC (S)	6.375	04/15/23	3,000,000	3,172,500
Virgin Media Secured Finance PLC (S)	5.375	04/15/21	2,300,000	2,369,000
WMG Acquisition Corp. (S)	6.000	01/15/21	1,868,000	1,952,060

Specialty Retail 2.1%
Automotores Gildemeister SA (S)	8.250	05/24/21	2,290,000	1,717,500
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	7,500,000	7,856,250
New Look Bondco I PLC (S)	8.375	05/14/18	1,075,000	1,147,563
Outerwall, Inc.	6.000	03/15/19	5,350,000	5,564,000
Toys R Us, Inc.	10.375	08/15/17	10,840,000	9,403,700

Textiles, Apparel & Luxury Goods 1.1%
Hot Topic, Inc. (S)	9.250	06/15/21	5,980,000	6,383,650

1

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

PVH Corp.	4.500	12/15/22	5,510,000	5,427,350
The William Carter Company (S)	5.250	08/15/21	1,500,000	1,537,500

Consumer Staples 5.9%				72,358,359

Beverages 0.4%
Crestview DS Merger Sub II, Inc. (S)	10.000	09/01/21	4,545,000	5,022,225

Food & Staples Retailing 1.8%
Hawk Acquisition Sub, Inc. (S)	4.250	10/15/20	6,005,000	5,989,988
Office Depot de Mexico SA de CV (S)	6.875	09/20/20	2,635,000	2,760,163
Rite Aid Corp.	6.750	06/15/21	8,000,000	8,800,000
Tops Holding Corp.	8.875	12/15/17	3,520,000	3,854,400

Food Products 1.5%
American Seafoods Group LLC (S)	10.750	05/15/16	2,500,000	2,575,000
Barry Callebaut Services NV (S)	5.500	06/15/23	2,550,000	2,624,027
JBS Investments GmbH (S)	7.750	10/28/20	2,890,000	2,991,150
Simmons Foods, Inc. (S)	10.500	11/01/17	3,725,000	4,027,656
Southern States Cooperative, Inc. (S)	10.000	08/15/21	5,725,000	5,667,750
TreeHouse Foods, Inc.	4.875	03/15/22	960,000	976,800

Household Products 0.7%
Harbinger Group, Inc.	7.875	07/15/19	4,665,000	5,061,525
Reynolds Group Issuer, Inc.	9.000	04/15/19	3,070,000	3,300,250

Personal Products 0.2%
Revlon Consumer Products Corp.	5.750	02/15/21	2,500,000	2,500,000

Tobacco 1.3%
Alliance One International, Inc.	9.875	07/15/21	9,420,000	9,514,200
Vector Group, Ltd.	7.750	02/15/21	6,270,000	6,693,225

Energy 11.4%				139,345,867

Energy Equipment & Services 2.1%
Calfrac Holdings LP (S)	7.500	12/01/20	2,630,000	2,748,350
Hercules Offshore, Inc. (S)	7.500	10/01/21	2,450,000	2,590,875
Key Energy Services, Inc.	6.750	03/01/21	8,425,000	8,825,188
Parker Drilling Company (S)	7.500	08/01/20	2,720,000	2,910,400
Permian Holdings, Inc. (S)	10.500	01/15/18	4,230,000	4,293,450
RKI Exploration & Production LLC (S)	8.500	08/01/21	3,910,000	4,203,250

Oil, Gas & Consumable Fuels 9.3%
Arch Coal, Inc.	7.250	06/15/21	11,375,000	9,156,875
Arch Coal, Inc. (S)	8.000	01/15/19	3,600,000	3,636,000
Carrizo Oil & Gas, Inc.	7.500	09/15/20	5,670,000	6,237,000
Chesapeake Energy Corp.	5.750	03/15/23	11,290,000	12,136,750
Clayton Williams Energy, Inc. (S)	7.750	04/01/19	4,505,000	4,752,775
Cloud Peak Energy Resources LLC	6.375	03/15/24	2,960,000	3,056,200
EP Energy LLC	7.750	09/01/22	8,145,000	9,183,488
Halcon Resources Corp.	8.875	05/15/21	5,621,000	5,719,368
Midstates Petroleum Company, Inc.	9.250	06/01/21	7,000,000	7,402,500
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23	3,040,000	2,918,400
Petroleos de Venezuela SA	5.375	04/12/27	7,350,000	4,005,750
Plains Exploration & Production Company	6.875	02/15/23	8,995,000	10,029,425
Quicksilver Resources, Inc. (S)	11.000	07/01/21	2,735,000	2,994,825
Rex Energy Corp.	8.875	12/01/20	3,352,000	3,703,960
Samson Investment Company (S)	10.750	02/15/20	8,340,000	9,267,825

2

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

SandRidge Energy, Inc.	7.500	03/15/21	4,500,000	4,758,750
Sidewinder Drilling, Inc. (S)	9.750	11/15/19	5,980,000	5,725,850
Summit Midstream Holdings LLC (S)	7.500	07/01/21	2,280,000	2,416,800
Tullow Oil PLC (S)	6.000	11/01/20	6,525,000	6,671,813

Financials 9.3%				113,518,627

Banks 1.4%
Banco Regional S.A.E.C.A. (S)	8.125	01/24/19	1,925,000	2,013,550
Credit Agricole SA (7.875% to 1-23-2024, then 5 year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24	2,250,000	2,415,938
Regions Bank	6.450	06/26/37	3,735,000	4,134,059
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	4,800,000	5,202,000
Zions Bancorporation (5.800% to 6-15-23, then 3 month
LIBOR + 3.800%) (Q)	5.800	06/15/23	4,240,000	3,879,600

Capital Markets 0.7%
E*TRADE Financial Corp.	6.375	11/15/19	3,795,000	4,117,575
Walter Investment Management Corp. (S)	7.875	12/15/21	4,000,000	4,020,000

Consumer Finance 1.8%
Credit Acceptance Corp. (S)	6.125	02/15/21	4,650,000	4,824,375
DTEK Finance PLC (S)	7.875	04/04/18	5,750,000	4,542,500
SLM Corp.	5.500	01/25/23	8,720,000	8,625,118
Springleaf Finance Corp.	6.000	06/01/20	4,025,000	4,115,563

Diversified Financial Services 4.6%
Alfa Bank OJSC (S)	7.500	09/26/19	4,390,000	4,609,500
Cementos Progreso Trust (S)	7.125	11/06/23	1,975,000	2,024,375
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR +
4.069%) (Q)	5.950	01/30/23	9,575,000	9,455,313
iPayment, Inc.	10.250	05/15/18	8,275,000	6,454,500
Jefferies Finance LLC (S)	7.375	04/01/20	4,000,000	4,230,000
JPMorgan Chase & Company (5.150% to 5-1-23, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	10,725,000	10,135,125
Leucadia National Corp.	5.500	10/18/23	6,500,000	6,839,365
McGraw-Hill Financial, Inc.	6.550	11/15/37	2,525,000	2,508,221
Nationstar Mortgage LLC	6.500	06/01/22	8,000,000	7,500,000
Nationstar Mortgage LLC	7.875	10/01/20	1,810,000	1,832,625

Real Estate Investment Trusts 0.3%
DuPont Fabros Technology LP	5.875	09/15/21	3,715,000	3,919,325

Real Estate Management & Development 0.5%
Rialto Holdings LLC (S)	7.000	12/01/18	6,000,000	6,120,000

Health Care 3.8%				46,533,230

Health Care Equipment & Supplies 0.2%
ConvaTec Finance International SA, PIK (S)	8.250	01/15/19	2,500,000	2,575,000

Health Care Providers & Services 2.6%
BioScrip, Inc. (S)	8.875	02/15/21	4,070,000	4,171,750
Community Health Systems, Inc. (S)	5.125	08/01/21	950,000	983,250
Community Health Systems, Inc. (S)	6.875	02/01/22	1,090,000	1,159,488
Gentiva Health Services, Inc.	11.500	09/01/18	5,760,000	6,148,800
HCA, Inc.	8.000	10/01/18	3,000,000	3,577,500
National Mentor Holdings, Inc. (S)	12.500	02/15/18	5,004,000	5,329,260

3

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Health Care (continued)

Select Medical Corp.	6.375	06/01/21	5,840,000	5,956,800
Tenet Healthcare Corp. (S)	6.000	10/01/20	1,315,000	1,413,625
Tenet Healthcare Corp.	8.125	04/01/22	2,540,000	2,844,800

Pharmaceuticals 1.0%
Endo Health Solutions, Inc.	7.250	01/15/22	4,333,000	4,739,219
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21	2,440,000	2,610,800
Valeant Pharmaceuticals International, Inc. (S)	5.625	12/01/21	1,070,000	1,135,538
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21	3,410,000	3,887,400

Industrials 6.2%				75,768,678

Aerospace & Defense 0.8%
B/E Aerospace, Inc.	5.250	04/01/22	4,950,000	5,104,688
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	4,220,000	4,504,850

Airlines 1.3%
Air Canada (S)	8.750	04/01/20	1,830,000	1,971,825
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	07/15/20	3,430,041	3,567,243
Delta Air Lines Pass Through Certificates Series 2012-1,
Class B (S)	6.875	05/07/19	3,185,797	3,480,484
US Airways 2010-1 Class A Pass Through Trust	6.250	04/22/23	2,096,510	2,363,815
US Airways Group, Inc.	6.125	06/01/18	4,000,000	4,200,000

Construction & Engineering 0.2%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11/13/19	2,600,000	2,119,000

Electrical Equipment 0.5%
Artesyn Escrow, Inc. (S)	9.750	10/15/20	5,845,000	5,845,000

Industrial Conglomerates 0.2%
Tenedora Nemak SA de CV (S)	5.500	02/28/23	2,500,000	2,487,500

Machinery 1.2%
BlueLine Rental Finance Corp. (S)	7.000	02/01/19	4,155,000	4,388,719
Navistar International Corp.	8.250	11/01/21	10,630,000	11,108,350

Marine 0.7%
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21	3,805,000	3,976,225
Navios Maritime Holdings, Inc. (S)	7.375	01/15/22	4,130,000	4,284,875

Road & Rail 0.4%
Swift Services Holdings, Inc.	10.000	11/15/18	2,105,000	2,318,131
The Hertz Corp.	6.250	10/15/22	3,000,000	3,172,500

Trading Companies & Distributors 0.1%
WESCO Distribution, Inc. (S)	5.375	12/15/21	1,380,000	1,404,150

Transportation Infrastructure 0.8%
CHC Helicopter SA	9.250	10/15/20	4,666,500	5,087,885
CHC Helicopter SA	9.375	06/01/21	4,150,000	4,383,438

Information Technology 4.1%				50,893,150

Communications Equipment 0.7%
Alcatel-Lucent USA, Inc. (S)	6.750	11/15/20	1,600,000	1,704,000
Alcatel-Lucent USA, Inc. (S)	8.875	01/01/20	1,340,000	1,520,900
Altice Financing SA (S)	6.500	01/15/22	2,340,000	2,439,450
Avaya, Inc. (S)	10.500	03/01/21	2,480,000	2,349,800

Internet Software & Services 0.6%
Ancestry.com, Inc. (S)	9.625	10/15/18	4,665,000	4,898,250

4

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology (continued)

IAC/InterActiveCorp (S)	4.875	11/30/18	2,940,000	3,064,950

IT Services 0.6%
Brightstar Corp. (S)	7.250	08/01/18	6,350,000	6,905,625

Semiconductors & Semiconductor Equipment 0.3%
Micron Technology, Inc. (S)	5.875	02/15/22	4,155,000	4,341,975

Software 1.9%
Activision Blizzard, Inc. (S)	5.625	09/15/21	2,750,000	2,956,250
BMC Software Finance, Inc. (S)	8.125	07/15/21	4,000,000	4,205,000
First Data Corp. (S)	10.625	06/15/21	8,600,000	9,675,000
First Data Corp. (S)	11.750	08/15/21	6,385,000	6,831,950

Materials 8.5%				103,956,048

Chemicals 1.9%
Chemtura Corp.	5.750	07/15/21	4,325,000	4,498,000
Hexion US Finance Corp.	8.875	02/01/18	5,900,000	6,150,750
Hexion US Finance Corp.	9.000	11/15/20	6,120,000	6,288,300
INEOS Group Holdings SA (S)	5.875	02/15/19	1,575,000	1,622,250
Rentech Nitrogen Partners LP (S)	6.500	04/15/21	4,270,000	4,184,600

Construction Materials 0.9%
American Gilsonite Company (S)	11.500	09/01/17	2,570,000	2,614,975
Grupo Cementos de Chihuahua SAB de CV (S)	8.125	02/08/20	4,055,000	4,298,300
U.S. Concrete, Inc. (S)	8.500	12/01/18	4,160,000	4,420,000

Containers & Packaging 1.8%
ARD Finance SA, PIK (S)	11.125	06/01/18	3,317,247	3,636,532
Ball Corp.	4.000	11/15/23	4,575,000	4,386,281
Ball Corp.	5.000	03/15/22	2,755,000	2,844,538
Consolidated Container Company LLC (S)	10.125	07/15/20	6,900,000	7,331,250
Wise Metals Group LLC (S)	8.750	12/15/18	3,700,000	3,996,000

Metals & Mining 3.2%
Aleris International, Inc.	7.875	11/01/20	750,000	796,875
ALROSA Finance SA (S)	7.750	11/03/20	2,400,000	2,628,000
Cia Minera Ares SAC (S)	7.750	01/23/21	4,255,000	4,361,375
Edgen Murray Corp. (S)	8.750	11/01/20	5,012,000	5,788,860
HudBay Minerals, Inc.	9.500	10/01/20	3,470,000	3,678,200
MMC Norilsk Nickel OJSC (S)	5.550	10/28/20	3,900,000	3,912,207
Rain CII Carbon LLC (S)	8.000	12/01/18	11,065,000	11,562,925
Thompson Creek Metals Company, Inc.	7.375	06/01/18	7,135,000	6,671,225

Paper & Forest Products 0.7%
Sappi Papier Holding GmbH (S)	7.500	06/15/32	4,143,000	3,335,115
Sappi Papier Holding GmbH (S)	7.750	07/15/17	4,459,000	4,949,490

Telecommunication Services 9.0%				109,826,803

Diversified Telecommunication Services 6.9%
CenturyLink, Inc.	6.750	12/01/23	2,500,000	2,650,000
Cincinnati Bell, Inc.	8.375	10/15/20	8,275,000	9,019,750
Frontier Communications Corp.	7.625	04/15/24	8,690,000	9,211,400
Intelsat Luxembourg SA (S)	8.125	06/01/23	16,135,000	17,526,644
T-Mobile USA, Inc.	6.125	01/15/22	1,193,000	1,260,106
T-Mobile USA, Inc.	6.250	04/01/21	5,080,000	5,416,550
T-Mobile USA, Inc.	6.464	04/28/19	2,295,000	2,449,913
T-Mobile USA, Inc.	6.731	04/28/22	965,000	1,042,200

5

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services (continued)

T-Mobile USA, Inc.	6.836	04/28/23	4,015,000	4,336,200
Telecom Italia Capital SA	7.175	06/18/19	5,200,000	5,960,500
tw telecom holdings, Inc.	5.375	10/01/22	3,400,000	3,468,000
tw telecom holdings, Inc.	6.375	09/01/23	4,200,000	4,494,000
Wind Acquisition Finance SA (S)	7.250	02/15/18	7,750,000	8,156,875
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	2,302,219	2,394,308
Windstream Corp.	6.375	08/01/23	7,300,000	7,190,500

Wireless Telecommunication Services 2.1%
Comcel Trust (S)	6.875	02/06/24	1,600,000	1,654,000
Digicel Group, Ltd. (S)	8.250	09/30/20	4,900,000	5,181,750
Digicel, Ltd. (S)	7.000	02/15/20	3,125,000	3,214,844
SoftBank Corp. (S)	4.500	04/15/20	5,200,000	5,232,500
Sprint Communications, Inc.	7.000	08/15/20	3,965,000	4,331,763
Sprint Communications, Inc. (S)	9.000	11/15/18	4,600,000	5,635,000

Utilities 2.7%				33,111,600

Independent Power and Renewable Electricity Producers 2.7%
AES Corp.	4.875	05/15/23	5,530,000	5,364,100
Calpine Corp. (S)	5.875	01/15/24	3,115,000	3,192,875
Calpine Corp. (S)	7.875	01/15/23	1,359,000	1,528,875
Dynegy, Inc. (S)	5.875	06/01/23	9,445,000	9,256,100
NRG Energy, Inc.	6.625	03/15/23	5,750,000	6,066,250
NRG Energy, Inc.	7.875	05/15/21	6,940,000	7,703,400

Convertible Bonds 0.5%				$6,170,716

(Cost $4,681,621)

Consumer Discretionary 0.5%				6,170,716

Media 0.5%
Liberty Media Corp. (S)	1.375	10/15/23	1,300,000	1,264,250
XM Satellite Radio, Inc. (S)	7.000	12/01/14	2,454,000	4,906,466

Term Loans (M) 6.1%				$74,558,398

(Cost $71,199,084)

Consumer Discretionary 2.1%				26,189,003

Distributors 0.1%
Renfro Corp.	5.750	01/30/19	990,000	985,050

Hotels, Restaurants & Leisure 0.4%
Centaur Acquisition LLC	8.750	02/15/20	2,300,000	2,346,000
Fontainebleau Las Vegas Holdings LLC (H)	0.000	06/06/14	2,376,576	475,316
Twin River Management Group, Inc.	5.250	11/09/18	2,231,655	2,245,603

Leisure Products 0.2%
Steinway Musical Instruments, Inc.	4.750	09/19/19	2,578,538	2,597,877

Media 1.2%
Clear Channel Communications, Inc.	6.945	01/30/19	14,522,237	14,247,345
SurveyMonkey.com LLC	5.500	02/07/19	992,500	1,002,425

Specialty Retail 0.2%
Toys R Us Property Company I LLC	6.000	08/21/19	2,433,900	2,289,387

6

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy 1.4%				17,181,900

Oil, Gas & Consumable Fuels 1.4%
Boomerang Tube LLC	11.000	10/11/17	3,750,000	3,656,250
Oxbow Carbon & Minerals LLC	4.250	07/19/19	3,656,250	3,688,242
Oxbow Carbon & Minerals LLC	8.000	01/17/20	5,500,000	5,651,250
Sabine Oil & Gas LLC	8.750	12/31/18	4,143,000	4,186,158

Financials 0.5%				5,969,474

Capital Markets 0.1%
Oiler Acquisition Corp.	5.500	02/05/20	992,500	999,944

Insurance 0.4%
Sedgwick Inc (T)	TBD	02/11/21	5,000,000	4,969,530

Health Care 1.2%				14,924,491

Biotechnology 0.5%
AegisToxicology Corp. (T)	TBD	02/19/21	4,550,000	4,561,375
AegisToxicology Corp. (T)	TBD	08/20/21	1,480,000	1,472,600

Health Care Equipment & Supplies 0.2%
Accellent, Inc. (T)	TBD	02/19/21	2,150,000	2,153,584

Health Care Providers & Services 0.4%
National Mentor Holdings, Inc. (T)	TBD	01/31/21	1,917,537	1,927,125
Opal Acquisition, Inc.	5.000	11/27/20	3,610,000	3,625,794

Life Sciences Tools & Services 0.1%
Patheon, Inc.	7.250	12/14/18	1,185,000	1,184,013

Industrials 0.3%				2,985,780

Aerospace & Defense 0.3%
WP CPP Holdings LLC	4.750	12/27/19	2,970,000	2,985,780

Information Technology 0.2%				2,055,125

Software 0.2%
BMC Software Finance, Inc.	5.000	09/10/20	2,050,000	2,055,125

Materials 0.4%				5,252,625

Construction Materials 0.4%
Doncasters Group, Ltd.	9.500	10/09/20	5,175,000	5,252,625

Capital Preferred Securities 0.3%				$4,169,930

(Cost $4,024,903)

Financials 0.3%				4,169,930

Goldman Sachs Capital II (Q)	4.000	04/28/14	2,500,000	1,912,500
Goldman Sachs Capital III (Q)	4.000	05/12/14	2,500,000	1,875,000
Mellon Capital IV (Q)	4.000	05/12/14	458,000	382,430

Collateralized Mortgage Obligations 0.8%				$10,431,932

(Cost $7,504,717)

Commercial & Residential 0.8%				10,431,932

Banc of America Re-Remic Trust
Series 2013-DSNY, Class F (P) (S)	3.655	09/15/26	1,000,000	1,000,393

7

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

Commercial & Residential (continued)

Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12/05/19	337,963	347,756
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.350	05/19/47	138,180,402	1,468,167
Series 2007-4, Class ES IO	0.350	07/19/47	146,774,838	1,467,748
Series 2007-6, Class ES IO (S)	0.342	08/19/37	114,581,748	1,217,431
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.908	11/05/30	3,915,000	3,924,862
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2013-INMZ, Class M (P) (S)	6.132	09/15/18	1,000,000	1,005,575

Asset Backed Securities 1.0%				$11,879,355

(Cost $11,321,172)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.286	10/25/36	1,628,526	824,308
Series 2006-ASP5, Class A2C (P)	0.336	10/25/36	2,527,397	1,285,123
Series 2006-ASP5, Class A2D (P)	0.416	10/25/36	4,494,330	2,301,160
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.306	09/25/36	13,621,461	5,435,412
Securitized Asset Backed Receivables LLC
Series 2006-HE1, Class A2B (P)	0.246	07/25/36	4,420,360	2,033,352

			Shares	Value

Common Stocks 4.4%				$53,423,691

(Cost $70,342,168)

Consumer Discretionary 3.2%				38,614,809

Auto Components 0.6%
Cooper Tire & Rubber Company			130,000	3,240,900
TRW Automotive Holdings Corp. (I)			56,100	4,618,152

Automobiles 0.5%
General Motors Company			166,000	6,009,200

Hotels, Restaurants & Leisure 0.1%
Trump Entertainment Resorts, Inc. (I)(V)			557,205	1,114,410

Household Durables 0.2%
Beazer Homes USA, Inc. (I)			80,056	1,856,499

Media 1.8%
Granite Broadcasting Corp. (I)			11,688	468
Sirius XM Canada Holdings, Inc.			2,867,022	21,775,180
Vertis Holdings, Inc. (I)			560,094	0

Financials 0.3%				3,517,152

Banks 0.3%
Talmer Bancorp, Inc. (I)			279,167	3,517,152

Materials 0.9%				11,291,730

Chemicals 0.7%
Huntsman Corp.			186,075	4,532,787
LyondellBasell Industries NV, Class A			43,035	3,790,523

Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.			91,000	2,968,420

8

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

	Shares	Value

Preferred Securities 6.0%		$73,485,731

(Cost $71,651,819)

Consumer Discretionary 0.3%		3,111,271

Auto Components 0.3%
The Goodyear Tire & Rubber Company, 5.875%	41,897	3,111,271

Financials 3.8%		46,968,839

Banks 2.2%
FNB Corp., 7.250%	141,650	3,810,243
Regions Financial Corp., 6.375%	75,014	1,789,084
United Community Banks, Inc., Series B, 9.000%	2,060	2,060,000
Wells Fargo & Company, Series L, 7.500%	8,872	5,225,608
Zions Bancorporation, 6.300%	147,650	3,661,720
Zions Bancorporation, 7.900%	376,066	10,642,668

Diversified Financial Services 0.5%
Bank of America Corp., Series L, 7.250%	5,187	5,980,818

Insurance 1.0%
Hartford Financial Services Group, Inc., 7.875%	423,135	12,503,639

Real Estate Investment Trusts 0.1%
Weyerhaeuser Company, 6.375%	23,780	1,295,059

Industrials 0.1%		1,335,082

Machinery 0.1%
Glasstech, Inc., Series A (I)	144	143,613
Glasstech, Inc., Series B (I)	4,475	1,191,469

Materials 0.8%		10,042,522

Metals & Mining 0.8%
ArcelorMittal, 6.000%	40,920	964,894
Cliffs Natural Resources, Inc., 7.000%	302,850	5,990,373
Thompson Creek Metals Company, Inc., 6.500%	205,817	3,087,255

Telecommunication Services 0.1%		1,082,840

Diversified Telecommunication Services 0.1%
Intelsat SA, 5.750%	20,240	1,082,840

Utilities 0.9%		10,945,177

Electric Utilities 0.4%
NextEra Energy, Inc., 5.799%	89,752	4,709,287

Multi-Utilities 0.5%
Dominion Resources, Inc., 6.125%	109,000	6,235,890

	Shares	Value

Warrants 0.0%		$3,388

(Cost $0)

Mood Media Corp. (Expiration Date: 5-6-16; Strike Price: $3.50) (I)	293,630	3,388

9

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

	Par value^	Value

Short-Term Investments 1.9%		$23,253,000

(Cost $23,253,000)

Repurchase Agreement 1.9%		23,253,000

Barclays Tri-Party Repurchase Agreement dated 2-28-14 at 0.040% to be repurchased at $22,026,073 on 3-3-14, collateralized by
$22,442,000 U.S. Treasury Notes, 0.250% due 4-30-14 (valued at
$22,466,658, including interest)	22,026,000	22,026,000
Repurchase Agreement with State Street Corp. dated 2-28-14 at
0.000% to be repurchased at $1,227,000 on 3-3-14, collateralized by $1,255,000 Federal Home Loan Discount Notes, 0.010% due 3-
26-14 (valued at $1,254,373, including interest)	1,227,000	1,227,000

Total investments (Cost $1,168,730,558)† 97.5%		$1,193,181,121

Other assets and liabilities, net 2.5%		$30,599,874

Total net assets 100.0%	$1,223,780,995

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBD To Be Determined

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $485,057,059 or 39.6% of the fund's net assets as of 2-28-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(V) The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the notes to the portfolio of investments.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $1,174,713,256. Net unrealized appreciation aggregated $18,467,865, of which $68,110,361 related to appreciated investment securities and $49,642,496 related to depreciated investment securities.

10

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

The fund had the following country concentration as a percentage of total net assets on 2-28-14:

United States	82.8%
Luxembourg	4.0%
Canada	3.6%
United Kingdom	2.2%
Ireland	1.5%
Austria	0.9%
Mexico	0.8%
Jamaica	0.7%
Greece	0.7%
Japan	0.4%
Other Countries	2.4%

Total	100.0%

11

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange, normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	2-28-14	Price	Inputs	Inputs
Corporate Bonds	$935,804,980	—	$935,111,673	$693,307
Convertible Bonds	6,170,716	—	6,170,716	—
Term Loans	74,558,398	—	74,558,398	—
Capital Preferred Securities	4,169,930	—	4,169,930	—
Collateralized Mortgage Obligations	10,431,932	—	6,278,586	4,153,346
Asset Backed Securities	11,879,355	—	11,879,355	—
Common Stocks	53,423,691	$48,792,129	4,631,562	—
Preferred Securities	73,485,731	66,280,406	5,870,243	1,335,082
Warrants	3,388	—	3,388	—
Short-Term Investments	23,253,000	—	23,253,000	—

Total Investments in Securities	$1,193,181,121	$115,072,535	$1,071,926,851	$6,181,735
Other Financial Instruments:
Forward Foreign Currency Contracts	$10,524	—	$10,524	—

12

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

			COLLATERALIZED
	CORPORATE	CONVERTIBLE	MORTGAGE	COMMON	PREFERRED
	BONDS	BONDS	OBLIGATIONS	STOCKS	SECURITIES	TOTALS

Balance as of 5-31-13	$23,266,753	$154,568	$2,461,322	$58	$3,907,224	$29,789,925

Realized gain (loss)	(2,470,997)	194,638	-	(4,013,535)	(15,870,911)	($22,160,805)

Change in unrealized appreciation (depreciation)	163,806	(154,568)	1,463,711	1,596,075	14,605,132	$17,674,156

Purchases	6,613,770	-	1,648,588	2,417,460	(112,239)	$10,567,579

Sales	(16,650,405)	(194,638)	(1,420,275)	-	-	($18,265,318)

Transfers into Level 3	-	-	-	-	-	-

Transfers out of Level 3	(10,229,620)	-	-	(58)	(1,194,124)	($11,423,802)

Balance as of 2-28-14	$693,307	-	$4,153,346	-	$1,335,082	$6,181,735

Change in unrealized at period end*	$1,347,127	-	$1,463,711	-	$14,605,132	$17,415,970

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

13

Focused High Yield Fund (formerly known as High Yield Fund)
As of 2-28-14 (Unaudited)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.

Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at February 28, 2014.

								Net Unrealized
					Contractual	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Settlement Date	Appreciation	Depreciation	(Depreciation)

USD	21,862,127	CAD	24,229,249	Toronto Dominion Bank	4-30-14	$10,524	-	$10,524

						$10,524	-	$10,524

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended February 28, 2014, is set forth below:

		Ending
	Beginning	share	Realized	Dividend
Affiliate	share amount	amount	gain (loss)	income	Ending value

Trump Entertainment Resorts, Inc.

Purchased: 175,054 Sold: 1	382,152	557,205	($24)	None	$1,114,410

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

14

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **800-225-5291**<br>**800-338-8080**<br>**800-231-5469** |

This report is for the information of the shareholders of John Hancock Focused High Yield Fund.

57Q3 2/14
4/14

# John Hancock
# Global Short Duration Credit Fund

Quarterly portfolio holdings 2/28/2014

John Hancock INVESTMENTS

Global Short Duration Credit Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 80.5%					$83,518,911

(Cost $83,388,345)

Argentina 0.4%					396,628

Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	1,000,000	396,628

Brazil 2.0%					2,028,398

Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20		1,000,000	1,017,983
Vale Overseas, Ltd.	4.625	09/15/20		500,000	525,415
Votorantim Cimentos SA (S)	7.250	04/05/41		500,000	485,000

Canada 4.7%					4,919,515

Cascades, Inc.	7.875	01/15/20		1,000,000	1,072,500
CHC Helicopter SA	9.250	10/15/20		900,000	981,270
Cogeco Cable, Inc. (S)	4.875	05/01/20		1,000,000	1,000,000
HudBay Minerals, Inc.	9.500	10/01/20		840,000	890,400
Videotron, Ltd.	7.125	01/15/20	CAD	1,000,000	975,345

Cayman Islands 2.6%					2,712,954

Banco Santander Brasil SA (S)	8.000	03/18/16	BRL	1,000,000	392,366
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15		500,000	490,000
Cementos Progreso Trust (S)	7.125	11/06/23		430,000	440,750
Champion MTN, Ltd.	3.750	01/17/23		800,000	695,588
Comcel Trust (S)	6.875	02/06/24		200,000	206,750
Odebrecht Finance, Ltd. (S)	7.125	06/26/42		500,000	487,500

Chile 0.7%					699,330

SACI Falabella (S)	3.750	04/30/23		750,000	699,330

China 6.7%					6,958,799

Agile Property Holdings, Ltd.	8.875	04/28/17		800,000	823,000
Central China Real Estate, Ltd.	6.500	06/04/18		800,000	755,509
China SCE Property Holdings, Ltd.	11.500	11/14/17		500,000	536,250
China Shanshui Cement Group, Ltd.	8.500	05/25/16		800,000	821,000
Country Garden Holdings Company, Ltd.	11.250	04/22/17		800,000	848,000
Kaisa Group Holdings, Ltd.	8.875	03/19/18		800,000	796,000
Longfor Properties Company, Ltd.	9.500	04/07/16		800,000	837,040
Lonking Holdings, Ltd.	8.500	06/03/16		800,000	834,000
Parkson Retail Group, Ltd.	4.500	05/03/18		800,000	708,000

Colombia 0.7%					720,000

Pacific Rubiales Energy Corp. (S)	5.125	03/28/23		750,000	720,000

France 0.5%					536,875

Credit Agricole SA (7.875% to 01/23/2024, then 5 year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24		500,000	536,875

Greece 0.2%					256,025

Navios Maritime Acquisition Corp. (S)	8.125	11/15/21		245,000	256,025

Hong Kong 6.5%					6,729,031

China Oil & Gas Group, Ltd.	5.250	04/25/18		800,000	804,000
FPT Finance, Ltd.	6.375	09/28/20		800,000	842,000
Franshion Investment, Ltd.	4.700	10/26/17		800,000	792,000
Gemdale International Investment, Ltd.	7.125	11/16/17		800,000	805,000
KWG Property Holding, Ltd.	8.975	01/14/19		800,000	784,531
Metropolitan Light International, Ltd.	5.250	01/17/18		800,000	802,000

1

Global Short Duration Credit Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Hong Kong (continued)

Shimao Property Holdings, Ltd.	11.000	03/08/18	500,000	$550,625
Texhong Textile Group, Ltd.	7.625	01/19/16	800,000	832,000
Zoomlion HK SPV Company, Ltd.	6.875	04/05/17	500,000	516,875

Indonesia 1.8%				1,815,000

Adaro Indonesia PT	7.625	10/22/19	800,000	850,000
Pertamina Persero PT	4.300	05/20/23	500,000	457,500
Perusahaan Listrik Negara PT	5.500	11/22/21	500,000	507,500

Ireland 0.5%				534,375

Ardagh Packaging Finance PLC (S)	7.375	10/15/17	500,000	534,375

Jamaica 1.0%				1,062,500

Digicel Group, Ltd. (S)	10.500	04/15/18	1,000,000	1,062,500

Luxembourg 3.8%				3,948,000

ALROSA Finance SA (S)	7.750	11/03/20	1,000,000	1,095,000
INEOS Group Holdings SA (S)	5.875	02/15/19	100,000	103,000
Intelsat Jackson Holdings SA	7.500	04/01/21	500,000	551,250
Telecom Italia Capital SA	7.175	06/18/19	1,000,000	1,146,250
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,000,000	1,052,500

Mexico 1.2%				1,222,750

Empresas ICA SAB de CV (S)	8.375	07/24/17	1,000,000	1,023,750
Tenedora Nemak SA de CV (S)	5.500	02/28/23	200,000	199,000

Netherlands 3.7%				3,832,113

Bharti Airtel International Netherlands BV	5.125	03/11/23	800,000	770,800
ICTSI Treasury BV	4.625	01/16/23	500,000	467,500
Indo Energy Finance II BV	6.375	01/24/23	800,000	658,800
Indosat Palapa Company BV	7.375	07/29/20	800,000	862,000
Listrindo Capital BV	6.950	02/21/19	800,000	841,000
Nostrum Oil & Gas Finance BV (S)	6.375	02/14/19	230,000	232,013

Paraguay 0.5%				523,000

Banco Regional SAECA (S)	8.125	01/24/19	500,000	523,000

Peru 1.3%				1,336,250

Cia Minera Ares SAC (S)	7.750	01/23/21	250,000	256,250
Inkia Energy, Ltd. (S)	8.375	04/04/21	1,000,000	1,080,000

Singapore 2.5%				2,570,478

Alam Synergy Pte, Ltd.	9.000	01/29/19	400,000	412,000
TBG Global Pte, Ltd.	4.625	04/03/18	500,000	490,000
Theta Capital Pte, Ltd.	7.000	05/16/19	800,000	807,478
Yanlord Land Group, Ltd.	10.625	03/29/18	800,000	861,000

United Arab Emirates 0.4%				432,900

Dubai Electricity & Water Authority (S)	7.375	10/21/20	360,000	432,900

United Kingdom 2.1%				2,171,250

Ineos Finance PLC (S)	7.500	05/01/20	750,000	825,000
Tullow Oil PLC (S)	6.000	11/01/20	500,000	511,250
Vedanta Resources PLC	6.750	06/07/16	800,000	835,000

United States 35.4%				36,767,740

AES Corp.	4.875	05/15/23	500,000	485,000

2

Global Short Duration Credit Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Alliance One International, Inc.	9.875	07/15/21	500,000	$505,000
Allison Transmission, Inc. (S)	7.125	05/15/19	1,000,000	1,080,000
AMC Entertainment, Inc. (S)	5.875	02/15/22	280,000	283,500
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	07/15/20	243,611	253,355
American Gilsonite Company (S)	11.500	09/01/17	250,000	254,375
Ancestry.com, Inc., PIK (S)	9.625	10/15/18	65,000	68,250
Arch Coal, Inc. (S)	8.000	01/15/19	870,000	878,700
BBVA Bancomer SA (S)	6.500	03/10/21	1,000,000	1,085,000
BE Aerospace, Inc.	5.250	04/01/22	350,000	360,938
BioScrip, Inc. (S)	8.875	02/15/21	250,000	256,250
BlueLine Rental Finance Corp. (S)	7.000	02/01/19	265,000	279,906
Brightstar Corp. (S)	9.500	12/01/16	1,000,000	1,095,000
Cablevision Systems Corp.	8.625	09/15/17	475,000	566,438
Calpine Corp. (S)	5.875	01/15/24	205,000	210,125
Cemex Finance LLC (S)	9.375	10/12/22	750,000	859,500
Cincinnati Bell, Inc.	8.750	03/15/18	1,000,000	1,046,250
Clear Channel Communications, Inc., PIK	14.000	02/01/21	505,000	501,213
Cloud Peak Energy Resources LLC	6.375	03/15/24	195,000	201,338
Community Health Systems, Inc. (S)	5.125	08/01/21	60,000	62,100
Community Health Systems, Inc. (S)	6.875	02/01/22	70,000	74,463
Credit Acceptance Corp. (S)	6.125	02/15/21	295,000	306,063
DISH DBS Corp.	7.875	09/01/19	1,000,000	1,175,000
ExamWorks Group, Inc.	9.000	07/15/19	500,000	550,000
First Data Corp. (S)	11.750	08/15/21	220,000	235,400
Forbes Energy Services, Ltd.	9.000	06/15/19	1,000,000	980,000
Gentiva Health Services, Inc.	11.500	09/01/18	1,000,000	1,067,500
Halcon Resources Corp.	8.875	05/15/21	300,000	305,250
Hexion US Finance Corp.	8.875	02/01/18	1,000,000	1,042,500
Hexion US Finance Corp.	9.000	11/15/20	750,000	770,625
IAC/InterActiveCorp (S)	4.875	11/30/18	180,000	187,650
Key Energy Services, Inc.	6.750	03/01/21	250,000	261,875
Kinetic Concepts, Inc.	10.500	11/01/18	125,000	144,531
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	1,000,000	1,067,500
Linn Energy LLC	8.625	04/15/20	500,000	545,000
Micron Technology, Inc. (S)	5.875	02/15/22	275,000	287,375
Midstates Petroleum Company, Inc.	9.250	06/01/21	865,000	914,738
Modular Space Corp. (S)	10.250	01/31/19	265,000	276,925
Nationstar Mortgage LLC	7.875	10/01/20	500,000	506,250
NRG Energy, Inc.	6.625	03/15/23	500,000	527,500
Outerwall, Inc.	6.000	03/15/19	150,000	156,000
Pemex Project Funding Master Trust	6.625	06/15/35	1,000,000	1,095,477
Rain CII Carbon LLC (S)	8.000	12/01/18	1,000,000	1,045,000
Regal Entertainment Group	9.125	08/15/18	1,000,000	1,081,970
Reynolds Group Issuer, Inc.	9.000	04/15/19	1,425,000	1,531,875
Rite Aid Corp.	9.250	03/15/20	680,000	782,000
Samson Investment Company (S)	10.750	02/15/20	1,000,000	1,111,250
Select Medical Corp.	6.375	06/01/21	250,000	255,000
SPL Logistics Escrow LLC (S)	8.875	08/01/20	1,000,000	1,087,500
Sprint Communications, Inc. (S)	9.000	11/15/18	545,000	667,625
T-Mobile USA, Inc.	6.125	01/15/22	74,000	78,163
Tenet Healthcare Corp.	8.125	04/01/22	500,000	560,000
The Hillman Group, Inc.	10.875	06/01/18	1,000,000	1,075,000
Thompson Creek Metals Company, Inc.	7.375	06/01/18	500,000	467,500
Toys R Us Property Company II LLC	8.500	12/01/17	1,000,000	1,028,750
TreeHouse Foods, Inc.	7.750	03/01/18	1,000,000	1,043,000

3

Global Short Duration Credit Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

U.S. Concrete, Inc. (S)	8.500	12/01/18	255,000	$270,938
Victor Technologies Group, Inc.	9.000	12/15/17	908,000	974,284
W&T Offshore, Inc.	8.500	06/15/19	500,000	541,250
Walter Investment Management Corp. (S)	7.875	12/15/21	355,000	356,775

Uruguay 1.0%				1,072,500

Navios South American Logistics, Inc.	9.250	04/15/19	1,000,000	1,072,500

Venezuela 0.3%				272,500

Petroleos de Venezuela SA	5.375	04/12/27	500,000	272,500

Capital Preferred Securities 1.2%				$1,261,500

(Cost $1,217,680)

United States 1.2%				1,261,500

Goldman Sachs Capital II (Q)	4.000	04/28/14	750,000	573,750
Goldman Sachs Capital III (Q)	4.000	04/28/14	750,000	562,500
Mellon Capital IV (Q)	4.000	04/28/14	150,000	125,250

Foreign Government Obligations 0.9%				$876,000

(Cost $875,000)

Vietnam 0.9%				876,000

Socialist Republic of Vietnam	6.750	01/29/20	800,000	876,000

Collateralized Mortgage Obligations 0.2%				$245,617

(Cost $245,000)

United States 0.2%				245,617

Hilton USA Trust (P)(S)
Series 2013-HLF, Class EFL	3.906	11/05/30	245,000	245,617

Term Loans (M) 13.2%				$13,665,512

(Cost $13,763,224)

Canada 1.0%				994,133

Patheon, Inc.	7.250	12/06/18	994,962	994,133

Cayman Islands 0.9%				977,640

Offshore Group Investment, Ltd.	5.000	10/25/17	973,684	977,640

United States 11.3%				11,693,739

Attachmate Corp.	7.250	11/22/17	455,037	457,881
EWT Holdings III Corp.	4.750	01/15/21	775,000	778,875
Gardner Denver, Inc.	4.250	07/30/20	997,500	992,966
JC Penney Corp., Inc.	6.000	05/22/18	748,120	738,235
National Mentor Holdings, Inc. (T)	TBD	02/09/17	1,000,000	1,000,000
National Mentor Holdings, Inc.	4.750	01/27/21	402,437	404,449
NTelos, Inc.	5.750	11/08/19	997,475	996,644
Opal Acquisition, Inc.	5.000	11/27/20	500,000	502,188
Oxbow Carbon & Minerals LLC	8.000	01/17/20	500,000	513,750
Sedgwick, Inc. (T)	TBD	12/12/18	500,000	504,730
Springleaf Financial Funding Company (T)	TBD	09/25/19	1,000,000	1,013,750

4

Global Short Duration Credit Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Templar Energy LLC	8.000	11/25/20	500,000	$501,250
The Goodyear Tire & Rubber Company	4.750	04/30/19	1,000,000	1,008,125
The Sun Products Corp.	5.500	03/23/20	498,744	476,300
Toys R US - Delaware, Inc.	5.250	05/25/18	994,679	812,155
Valeant Pharmaceuticals International, Inc.	3.750	08/05/20	500,000	502,232
Walter Energy, Inc.	6.750	04/02/18	500,000	490,209

			Shares	Value

Preferred Securities 0.4%				$450,626

(Cost $422,966)

United States 0.4%				450,626

FNB Corp., 7.250%			8,950	240,746
NextEra Energy, Inc., 5.799%			4,000	209,880

			Par value^	Value

Short-Term Investments 2.2%				$2,301,000

(Cost $2,301,000)

			Par value	Value

Repurchase Agreement 2.2%				2,301,000

Repurchase Agreement with State Street Corp. dated 2-28-14 at
0.000% to be repurchased at $2,301,000 on 3-3-14, collateralized by $2,075,000 U.S. Treasury Notes, 4.750% due 8-15-17 (valued at
$2,347,344, including interest)			2,301,000	2,301,000

Total investments (Cost $102,213,215)† 98.6%				$102,319,166

Other assets and liabilities, net 1.4%				$1,441,994

Total net assets 100.0%				$103,761,160

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currence abbreviations

BRL Brazilian Real

CAD Canadian Dollar

Notes to Schedule of Investments

PIK Paid-in-kind

TBD To be determined

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $28,878,387 or 27.8% of the fund's net assets as of 2-28-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

5

Global Short Duration Credit Fund
As of 2-28-14 (Unaudited)

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $102,449,098. Net unrealized depreciation aggregated $129,932, of which $942,407 related to appreciated investment securities and $1,072,339 related to depreciated investment securities.

The fund had the following sector concentration as a percentage of net assets on 2-28-14:

Financials	19.4%
Consumer Discretionary	14.4%
Energy	13.1%
Materials	12.7%
Industrials	9.5%
Telecommunication Services	8.4%
Health Care	6.1%
Utilities	4.9%
Consumer Staples	4.6%
Information Technology	2.2%
Foreign Government Obligations	0.9%
Collateralized Mortgage Obligations	0.2%
Short-Term Investments & Other	3.6%

Total	100.0%

6

Global Short Duration Credit Fund
As of 2-28-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	02/28/14	Price	Inputs	Inputs
Corporate Bonds	$83,518,911	—	$83,518,911	—
Capital Preferred Securities	1,261,500	—	1,261,500	—
Foreign Government Obligations	876,000	—	876,000	—
Collateralized Mortgage Obligations	245,617	—	245,617	—
Term Loans	13,665,512	—	13,665,512	—
Preferred Securities	450,626	$209,880	240,746	—
Short-Term Investments	2,301,000	—	2,301,000	—

Total Investments in Securities	$102,319,166	$209,880	$102,109,286	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

7

Global Short Duration Credit Fund
As of 2-28-14 (Unaudited)

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

8

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **800-225-5291**<br>**800-338-8080**<br>**800-231-5469** |

This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund.

426Q3 2/14
4/14

# John Hancock
# Global Conservative Absolute Return Fund

Quarterly portfolio holdings 2/28/2014

John Hancock
INVESTMENTS

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 21.0%					$21,283,278

(Cost $19,197,955)

Australia 0.2%					167,989

APT Pipelines, Ltd.	4.250	11/26/24	GBP	100,000	167,989

Cayman Islands 0.2%					206,381

Trafford Centre Finance, Ltd.	6.500	07/28/33	GBP	98,768	206,381

Denmark 0.4%					433,081

Danske Bank A/S	4.000	12/09/15	GBP	100,000	174,618
DONG Energy A/S	4.875	01/12/32	GBP	150,000	258,463

France 1.7%					1,768,975

AXA SA (6.772% to 10/16/2019, then 3 month LIBOR +
2.370%) (Q)	6.772	10/16/19	GBP	100,000	180,852
BNP Paribas SA (5.945% to 04/19/2016, then 3 month LIBOR
+ 1.130%) (Q)	5.945	04/19/16	GBP	100,000	175,409
Electricite de France SA	6.250	05/30/28	GBP	150,000	299,430
GDF Suez	7.000	10/30/28	GBP	100,000	218,558
GDF Suez (4.625% to 01/10/2019, then 5 Year Euro Swap
Rate + 3.308%) (Q)	4.625	01/10/19	GBP	100,000	172,814
Orange SA	8.750	03/01/31		150,000	214,761
Pernod-Ricard SA (S)	4.250	07/15/22		150,000	154,414
RCI Banque SA	3.250	04/25/18	GBP	100,000	171,086
Societe Generale SA	5.400	01/30/18	GBP	100,000	181,651

Germany 0.2%					190,945

Credit Agricole SA/London	5.500	12/17/21	GBP	100,000	190,945

Ireland 0.7%					678,931

Bank of Ireland Mortgage Bank	3.625	10/02/20	EUR	100,000	149,884
GE Capital UK Funding	8.000	01/14/39	GBP	150,000	383,146
Rottapharm, Ltd.	6.125	11/15/19	EUR	100,000	145,901

Italy 0.5%					568,670

Assicurazioni Generali SpA (6.269% to 06/16/2026, then 3
month LIBOR + 2.350%) (Q)	6.269	06/16/26	GBP	100,000	160,757
Enel SpA	6.250	06/20/19	GBP	120,000	227,832
Telecom Italia SpA	6.375	06/24/19	GBP	100,000	180,081

Jersey, Channel Islands 1.3%					1,344,659

CPUK Finance, Ltd.	7.239	02/28/24	GBP	100,000	204,830
HBOS Capital Funding LP (6.461% to 11/30/2018, then 5 Year
U.K. Treasury + 2.850%) (Q)	6.461	11/30/18	GBP	150,000	263,114
Heathrow Funding, Ltd.	6.450	12/10/31	GBP	250,000	517,228
QBE Capital Funding IV, Ltd. (7.500% to 05/24/2021, then 10
Year Swap Rate + 4.003%)	7.500	05/24/41	GBP	100,000	180,868
UBS AG/Jersey Branch (5.250% to 06/21/2016, then 3 month
LIBOR + 1.290%)	5.250	06/21/21	GBP	100,000	178,619

Luxembourg 0.2%					190,994

Glencore Finance Europe SA	6.500	02/27/19	GBP	100,000	190,994

Mexico 0.3%					304,529

America Movil SAB de CV	5.750	06/28/30	GBP	50,000	93,648
Petroleos Mexicanos	8.250	06/02/22	GBP	100,000	210,881

1

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Netherlands 1.7%					$1,739,525

Aegon NV	6.625	12/16/39	GBP	100,000	218,531
BMW Finance NV	3.375	12/14/18	GBP	100,000	175,999
Deutsche Annington Finance BV	3.125	07/25/19	EUR	100,000	143,933
E.ON International Finance BV	6.375	06/07/32	GBP	150,000	307,509
ING Bank NV (6.875% to 05/29/2018, then 3 month LIBOR +
2.550%)	6.875	05/29/23	GBP	100,000	186,976
Koninklijke KPN NV	6.000	05/29/19	GBP	100,000	189,258
LYB International Finance BV	4.000	07/15/23		150,000	152,995
Siemens Financieringsmaatschappij NV (6.125% to
09/14/2016, then 3 month LIBOR + 2.250%)	6.125	09/14/66	GBP	100,000	180,961
Swiss Reinsurance Company (6.302% to 05/25/2019, then 6
month LIBOR + 2.120%) (Q)	6.302	05/25/19	GBP	100,000	183,363

Spain 0.2%					183,155

Telefonica Emisiones SAU	5.597	03/12/20	GBP	100,000	183,155

United Kingdom 10.2%					10,300,345

ABP Finance PLC	6.250	12/14/26	GBP	100,000	196,216
Affinity Sutton Capital Markets PLC	5.981	09/17/38	GBP	100,000	212,034
Annington Finance No. 1 PLC	8.000	10/02/21	GBP	77,980	158,013
Arqiva Financing PLC	4.882	12/31/32	GBP	100,000	171,335
Aspire Defence Finance PLC	4.674	03/31/40	GBP	100,000	170,936
Aviva PLC (6.125% to 07/05/2023, then 5 Year Euro Swap
Rate + 5.130%)	6.125	07/05/43	EUR	100,000	156,898
Aviva PLC (6.625% to 06/03/2021, then 6 month LIBOR +
4.136%)	6.625	06/03/41	GBP	100,000	187,933
Barclays Bank PLC	10.000	05/21/21	GBP	200,000	441,321
Broadgate Financing PLC	5.098	04/05/33	GBP	100,000	171,106
Coventry Building Society	5.875	09/28/22	GBP	100,000	195,118
Dignity Finance PLC	8.151	12/31/30	GBP	150,000	345,735
Direct Line Insurance Group PLC (9.250% to 04/27/2022, then
6 month LIBOR + 7.207%)	9.250	04/27/42	GBP	100,000	213,177
Enterprise Inns PLC	6.500	12/06/18	GBP	100,000	175,409
FirstGroup PLC	8.125	09/19/18	GBP	100,000	199,669
G4S PLC	7.750	05/13/19	GBP	100,000	198,946
Go-Ahead Group PLC	5.375	09/29/17	GBP	100,000	182,788
Hammerson PLC	5.250	12/15/16	GBP	100,000	182,781
HSBC Bank PLC	6.500	07/07/23	GBP	100,000	194,923
HSBC Holdings PLC	6.000	03/29/40	GBP	100,000	185,411
Hutchison Ports UK Finance PLC	6.750	12/07/15	GBP	100,000	182,369
Imperial Tobacco Finance PLC	9.000	02/17/22	GBP	150,000	336,821
Integrated Accommodation Services PLC	6.480	03/31/29	GBP	80,542	164,380
Jaguar Land Rover Automotive PLC	8.250	03/15/20	GBP	100,000	190,062
Land Securities Capital Markets PLC (4.875% to 11/07/2017,
then 3 month LIBOR + 0.688%)	4.875	11/07/19	GBP	100,000	185,419
Legal & General Group PLC (4.000% to 06/08/2015 then 3
month EURIBOR +1.700%)	4.000	06/08/25	EUR	50,000	70,913
Lend Lease Europe Finance PLC	6.125	10/12/21	GBP	100,000	177,799
Lloyds Bank PLC	9.625	04/06/23	GBP	100,000	222,341
Marks & Spencer PLC	6.125	12/02/19	GBP	100,000	188,801
Marstons Issuer PLC (5.158% to 07/15/2019, then 3 month
LIBOR + 1.320%)	5.158	10/15/27	GBP	100,000	183,807
Mitchells & Butlers Finance PLC	5.965	12/15/23	GBP	55,102	104,014
National Grid Electricity Transmission PLC	5.875	02/02/24	GBP	150,000	294,770
National Westminster Bank PLC	6.500	09/07/21	GBP	50,000	92,376

2

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United Kingdom (continued)

Nationwide Building Society	6.750	07/22/20	EUR	100,000	$165,587
Nationwide Building Society (7.971% to 03/13/2015, then 5
Year U.K. Treasury + 4.050%) (Q)	7.971	03/13/15	GBP	100,000	174,404
NGG Finance PLC (4.250% to 06/18/2020, then 7 Year Euro
Swap Rate + 2.880%)	4.250	06/18/76	EUR	100,000	142,033
Octagon Healthcare Funding PLC	5.333	12/31/35	GBP	90,258	165,462
Provident Financial PLC	8.000	10/23/19	GBP	50,000	93,356
RSA Insurance Group PLC (8.500% to 12/08/2014, then 5
Year U.K. Treasury + 4.375%) (Q)	8.500	12/08/14	GBP	100,000	174,153
Scottish Widows PLC (5.125% to 09/24/2015 then 3 month
LIBOR +1.630%) (Q)	5.125	09/24/15	GBP	100,000	168,292
Segro PLC	6.750	02/23/24	GBP	120,000	243,760
Severn Trent Utilities Finance PLC	6.125	02/26/24	GBP	100,000	197,949
SSE PLC	6.250	08/27/38	GBP	120,000	248,705
Stagecoach Group PLC	5.750	12/16/16	GBP	100,000	183,532
Telereal Securitisation PLC	5.565	12/10/31	GBP	63,937	122,375
Tesco Property Finance 3 PLC	5.744	04/13/40	GBP	247,436	444,442
The Great Rolling Stock Company PLC	6.500	04/05/31	GBP	100,000	201,633
The Royal Bank of Scotland PLC	6.875	05/17/25	GBP	100,000	207,623
The Unique Pub Finance Company PLC	6.542	03/30/21	GBP	97,400	171,468
Virgin Media Secured Finance PLC	5.500	01/15/21	GBP	100,000	172,897
Wales & West Utilities Finance PLC	6.250	11/30/21	GBP	100,000	199,125
WM Morrison Supermarkets PLC	3.500	07/27/26	GBP	100,000	156,116
WPP Finance 2010	5.625	11/15/43		140,000	147,518
Zurich Finance UK PLC (6.625% to 10/02/2022, then 5 Year
U.K. Treasury + 2.850%) (Q)	6.625	10/02/22	GBP	100,000	186,294

United States 3.2%					3,205,099

Altria Group, Inc.	5.375	01/31/44		150,000	156,605
Altria Group, Inc.	9.950	11/10/38		33,000	52,352
American International Group, Inc.	5.000	04/26/23	GBP	150,000	276,217
Amgen, Inc.	4.000	09/13/29	GBP	100,000	160,284
AT&T, Inc.	7.000	04/30/40	GBP	100,000	219,015
Bank of America Corp.	6.125	09/15/21	GBP	150,000	295,140
Citigroup, Inc.	4.500	03/03/31	GBP	200,000	320,899
Citigroup, Inc.	6.250	09/02/19	GBP	100,000	197,068
DIRECTV Holdings LLC	4.375	09/14/29	GBP	100,000	156,126
Energy Transfer Partners LP	3.600	02/01/23		150,000	142,886
Fresenius Medical Care US Finance II, Inc. (S)	5.625	07/31/19		100,000	107,750
GE Capital Trust V (5.500% to 09/15/2016, then 3 month
LIBOR + 1.615%)	5.500	09/15/66	GBP	200,000	344,288
Merrill Lynch & Companies, Inc.	8.125	06/02/28	GBP	100,000	224,787
Morgan Stanley	5.750	02/14/17	GBP	100,000	184,984
Verizon Communications, Inc.	6.550	09/15/43		150,000	183,672
Wells Fargo Bank NA	5.250	08/01/23	GBP	100,000	183,026

Capital Preferred Securities 0.2%					$174,991

(Cost $150,825)

United States 0.2%					174,991

Rabobank Capital Funding Trust IV (5.556% to 12/31/2019
then 6 month LIBOR + 1.460%) (Q)	5.556	12/31/19	GBP	100,000	174,991

3

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Foreign Government Obligations 12.9%					$13,039,607

(Cost $12,578,744)

Germany 5.2%					5,272,259

Federal Republic of Germany	2.500	07/04/44	EUR	3,800,000	5,272,259

Italy 3.0%					3,079,795

Republic of Italy	3.500	06/01/18	EUR	2,100,000	3,079,795

Portugal 1.6%					1,568,800

Portugal Obrigacoes do Tesouro OT (S)	3.350	10/15/15	EUR	1,100,000	1,568,800

Spain 3.1%					3,118,753

Kingdom of Spain	3.750	10/31/18	EUR	2,100,000	3,118,753

Collateralized Mortgage Obligations 0.1%					$163,349

(Cost $149,629)

United Kingdom 0.1%					163,349

Canary Wharf Finance II PLC
Series II, Class A1	6.455	04/22/30	GBP	79,740	163,349

				Shares	Value

Purchased Options 0.7%					$722,557

(Cost $875,961)

Put Options 0.7%					722,557

Over the Counter on a 2 year Interest Rate Swap (Expiration Date: 01/08/2015; Strike
Price: 1.15%; Counterparty: Barclays Bank PLC) (I)				37,500,000	132,458
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 11/27/2033; Strike
Price: 4.00%; Counterparty: Morgan Stanley & Company, Inc.) (I)				11,000,000	590,099

	Rate/Yield	Maturity
	(%)*	date		Par value^	Value

Short-Term Investments 63.0%					$63,833,784

(Cost $63,827,322)

Certificate of Deposit 25.2%					25,505,843

ABN AMRO Bank NV	0.200	03/10/14		500,000	500,004
ABN AMRO Bank NV	0.350	04/10/14		3,500,000	3,500,550
Credit Agricole	0.250	04/16/14		3,500,000	3,500,457
ING Bank NV	0.490	07/18/14		1,500,000	1,500,947
ING Bank NV	0.530	04/30/14		2,500,000	2,501,437
Mizuho Bank USA	0.250	05/12/14		3,000,000	3,000,304
Nationwide Building Society	0.220	04/14/14		3,500,000	3,500,131
Natixis	0.360	06/02/14		3,500,000	3,500,350
Societe Generale SA	0.290	05/02/14		3,000,000	3,000,045
Societe Generale SA	0.700	09/05/14		1,000,000	1,001,618

Commercial Paper 10.9%					10,994,794

Banque Federative du Credit Mutuel SA	0.000	07/28/14		4,000,000	3,995,361
Barclays Bank PLC	0.200	03/19/14		3,000,000	2,999,700
Landwirtschaftliche Rentenbank	0.120	03/21/14		4,000,000	3,999,733

4

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

	Rate/Yield	Maturity
	(%)*	date	Par value^	Value
Time Deposits 21.5%				$21,789,427

Abbey National	0.080	03/04/14	4,502,138	4,502,138
BNP Paribas	0.060	03/04/14	4,100,212	4,100,212
Commerzbank AG	0.100	03/04/14	600,007	600,007
DZ Bank AG	0.070	03/04/14	4,336,835	4,336,835
KBC Bank NV	0.150	03/04/14	4,350,068	4,350,068
Rabobank USA Financial Corp.	0.040	03/04/14	3,900,167	3,900,167

U.S. Government 4.9%				4,999,720

U.S. Treasury Bill ©	0.055	05/15/14	5,000,000	4,999,720

			Par value	Value

Repurchase Agreement 0.5%				544,000

Repurchase Agreement with State Street Corp. dated 02/28/2014 at
0.000% to be repurchased at $544,000 on 03/03/2014, collateralized by $495,000 U.S. Treasury Notes, 4.750% due 08/15/2017 (valued at
$559,969, including interest)			544,000	544,000

Total investments (Cost $96,780,436)† 97.9%				$99,217,566

Other assets and liabilities, net 2.1%				$2,144,084

Total net assets 100.0%				$101,361,650

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

EUR Euro

GBP Pound Sterling

EURIBOR Euro Interbank Offered Rate

LIBOR London Interbank Offered Rate

(C) A portion of this security is segregated as collateral for options. Total collateral value at 2-28-14 was $433,000.

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Rate/Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $96,816,224. Net unrealized appreciation aggregated $2,401,342, of which $2,570,219 related to appreciated investment securities and $168,877 related to depreciated investment securities.

5

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

The fund had the following portfolio allocation as a percentage of net assets on 2-28-14:

Foreign Government Obligations	12.9%
Financials	9.9%
Industrials	2.7%
Utilities	2.7%
Consumer Discretionary	2.0%
Telecommunication Services	1.3%
Health Care	1.1%
Consumer Staples	0.9%
Purchased Options	0.7%
Energy	0.3%
Materials	0.3%
Collateralized Mortgage Obligations	0.1%
Short-Term Investments & Other	65.1%

Total	100.0%

6

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold.

Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization

7

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to OTC derivatives contracts will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

The fund used futures contracts to gain exposure to certain securities markets, maintain diversity and liquidity of the portfolio, manage against anticipated changes in securities markets, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at February 28, 2014.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Euro-BTP Italian Government Bond Futures	30	Long	Mar 2014	$4,861,196	$4,975,293	$114,097
U.S. Treasury 5-Year Note Futures	139	Short	Jun 2014	(16,626,617)	(16,660,453)	(33,836)
Euro-OAT Futures	23	Short	Mar 2014	(4,241,288)	(4,333,770)	(92,482)

						($12,221)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value

The following are abbreviations for the table above:
BTP – Buoni del Tesoro Poliennali
OAT – Obligations Assimilables du Tresor

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency, and maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at February 28, 2014.

8

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

								Net Unrealized
					Contractual	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Settlement Date	Appreciation	Depreciation	(Depreciation)

CAD	8,150,000	USD	7,433,486	UBS AG London	4/16/2014	-	($80,819)	($80,819)
EUR	3,594,474	CHF	4,395,053	Goldman Sachs International	5/9/2014	-	(38,596)	(38,596)
EUR	755,854	USD	1,038,582	BNP Paribas SA	3/5/2014	$4,722	-	4,722
GBP	11,735,730	USD	19,580,326	Barclays Bank PLC Wholesale	3/5/2014	71,605	-	71,605
GBP	56,523	USD	93,991	BNP Paribas SA	3/5/2014	658	-	658
NOK	18,700,000	SEK	19,572,205	BNP Paribas SA	4/16/2014	60,204	-	60,204
NOK	18,700,000	SEK	19,665,631	Barclays Bank PLC Wholesale	5/9/2014	44,067	-	44,067
SEK	19,675,149	NOK	18,700,000	Barclays Bank PLC Wholesale	4/16/2014	-	(44,160)	(44,160)
USD	3,448,208	AUD	3,900,000	Barclays Bank PLC Wholesale	4/15/2014	-	(22,124)	(22,124)
USD	7,491,050	CAD	8,150,000	Barclays Bank PLC Wholesale	4/16/2014	138,382	-	138,382
USD	7,039,298	CAD	7,800,000	BNP Paribas SA	4/16/2014	2,389	-	2,389
USD	1,028,192	EUR	755,854	Goldman Sachs International	3/5/2014	-	(15,113)	(15,113)
USD	2,991,916	EUR	2,201,055	Barclays Bank PLC Wholesale	4/16/2014	-	(46,135)	(46,135)
USD	12,434,090	EUR	9,180,000	Goldman Sachs International	5/9/2014	-	(236,817)	(236,817)
USD	315,643	EUR	230,000	UBS AG London	5/9/2014	-	(1,819)	(1,819)
USD	966,227	EUR	703,199	BNP Paribas SA	6/5/2014	-	(4,392)	(4,392)
USD	19,138,379	GBP	11,735,195	Barclays Bank PLC Wholesale	3/5/2014	-	(512,657)	(512,657)
USD	95,468	GBP	57,058	BNP Paribas SA	3/5/2014	-	(77)	(77)
USD	19,566,701	GBP	11,735,730	Barclays Bank PLC Wholesale	6/5/2014	-	(71,723)	(71,723)
USD	2,772,630	JPY	291,000,000	Barclays Bank PLC Wholesale	4/16/2014	-	(87,403)	(87,403)

						$322,027	($1,161,835)	($839,808)

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

9

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

During the period ended February 28, 2014, the fund used purchased options to manage duration, manage against anticipated interest rate changes and to maintain diversity and liquidity of the fund.

During the period ended February 28, 2014, the fund wrote option contracts to manage duration, manage against anticipated interest rate changes and to maintain diversity and liquidity of the fund. The following tables summarize the fund’s written options activities during the period ended February 28, 2014 and the contracts held at February 28, 2014.

Premiums
	Notional	Received

Outstanding, beginning of period	-	-
Options written	$8,475,000	$300,000
Option closed	-	-
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	$8,475,000	$300,000

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

			Pay/Receive	Exercise	Expiration		Notional
Description	Counterparty	Floating Rate Index	Floating Rate	Rate	Date		Amount	Premium	Value

Puts

1-Year Interest Rate
Swap	Barclays Bank PLC	6-Month USD LIBOR	Receive	5.34%	Jan 2015	USD	8,475,000	$300,000	($116,262)

								$300,000	($116,262)

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

The fund used interest rate swaps to manage duration of the fund, manage against anticpated interest rate changes, maintain diversity and liquidity of the fund and as a substitute for securities purchased.

10

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

11

The following are abbreviations for the table above:

EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
TIIE Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended February 28, 2014, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of February 28, 2014, as a Buyer of protection.

12

							Unamortized
							Upfront	Unrealized
		Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation	Market
Exchanged Cleared Swaps	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

	CDX Investment Grade 21 5Y	830,000	USD	$830,000	(1.000)%	Dec 2018	($7,098)	($8,603)	(15,701)
	CDX Investment Grade 21 5Y	10,400,000	USD	10,400,000	(1.000)%	Dec 2018	($139,551)	($57,189)	(196,740)

				11,230,000			($146,649)	($65,792)	(212,441)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended February 28, 2014, to manage overall credit exposure of the fund. The following table summarizes the credit default swap contracts the fund held as of February 28, 2014, where the fund acted as a Seller of protection.

				USD	(Pay)/Rece-		Unamortized	Unrealized
	Implied Credit Spreads and/or	Notional		Notional	ive Fixed	Maturity	Upfront Payment	Appreciation	Market
Exchanged Cleared Swaps Reference Obligation	Credit Rating at 2-28-14	Amount	Currency	Amount	Rate	Date	Paid (Received)	(Depreciation)	Value

CDX Investment Grade 21 5Y	0.63%	830,000	USD	$830,000	1.000%	Dec 2018	$9,617	$6,084	15,701

				$830,000			$9,617	$6,084	$15,701

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the period ended February 28, 2014, the fund used inflation swaps to manage duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation. The following table summarizes the inflation swap contracts held as of February 28, 2014.

13

Global Conservative Absolute Return Fund
As of 2-28-14 (Unaudited)

							Unamortized
				Payments	Payments		Upfront	Unrealized
	Notional		USD Notional	Made by	Received by	Maturity	Payment Paid	Appreciation	Market
Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Value

Barclays	12,500,000	GBP	$20,856,240	Fixed 2.695%	UK RPI	Feb 2016	-	$4,195	$4,195
Barclays	2,450,000	GBP	3,804,974	Fixed 3.155%	UK RPI	Aug 2018	-	(22,977)	(22,977)
Barclays	7,600,000	EUR	10,366,016	Fixed 1.215%	EUR EXT CPI	Feb 2019	-	14,777	14,777
Barclays	7,600,000	EUR	10,366,016	EUR EXT CPI	Fixed 1.68%	Feb 2024	-	(2,613)	(2,613)
BNP Paribas	5,600,000	EUR	7,714,838	EUR EXT CPI	Fixed 1.8525%	Oct 2023	-	184,205	184,205
Morgan Stanley	6,700,000	GBP	10,938,418	Fixed 3.04%	UK RPI	Feb 2019	-	(4,319)	(4,319)

			$64,046,502					$173,268	$173,268

The following are abbreviations for the table above:

EUR EXT CPIEUR — Excluding Tobacco Non revised Consumer Price
UK RPI GBP — Non revised Retail Price Index

Currency Abbreviation
EUR	Euro
GBP	British Pound

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

14

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>Investment Operations<br>John Hancock Signature Services, Inc.<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives | **800-225-5291** |
| | EASI-Line | **800-338-8080** |
| | TDD line | **800-231-5469** |

This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.

427Q3 2/14
4/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2014